VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2023(unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.9%
Alabama : 1.3%
Alabama Public School and
College Authority, Series A
(RB)
4.00%, 11/01/30 (c) $ 2,000 $ 2,057,920
5.00%, 11/01/30 (c) 525 605,315
5.00%, 11/01/30 (c) 2,015 2,302,714
Black Belt Energy Gas District,
Project No. 8, Series A (RB)
4.00%, 12/01/29 (c) (p) 3,500 3,418,017
Black Belt Energy Gas District,
Series A (RB)
4.00%, 12/01/31 (c) (p) 3,565 3,509,758
5.25%, 10/01/30 (c) (p) 2,000 2,109,603
Black Belt Energy Gas District,
Series B (RB)
5.25%, 12/01/30 (c) (p) 1,000 1,070,709
Board of Trustees of the
University of Alabama, Series
B (RB)
3.00%, 07/01/27 (c) 860 824,638
Lower Alabama Gas District,
Series A (RB)
5.00%, 09/01/34 2,500 2,615,149
Southeast Energy Authority,
A Cooperative District
Commodity Supply, Project
No.2, Series B (RB)
4.00%, 12/01/31 (c) (p) 4,000 3,896,871
UAB Medicine Finance
Authority, Series B (RB)
5.00%, 09/01/26 (c) 150 157,328
University of Alabama, Board of
Trustee, Series A (RB)
4.00%, 07/01/29 (c) 820 847,685
23,415,707
Alaska : 0.1%
Alaska Housing Finance Corp.,
Series B (RB)
2.15%, 12/01/30 (c) 1,040 835,002
State of Alaska, International
Airports System, Series A (RB)
5.00%, 10/01/25 (c) 305 316,294
State of Alaska, International
Airports System, Series B (RB)
5.00%, 10/01/25 (c) 635 653,958
1,805,254
Arizona : 1.4%
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 1,869 1,712,651
Arizona Transportation Board,
Highway (RB)
5.00%, 07/01/26 (c) 1,050 1,109,608
5.00%, 07/01/26 (c) 835 882,403
City of Mesa, Arizona Utility
System (RB)
4.00%, 07/01/26 (c) 1,550 1,583,528
Par
(000’s) Value
Arizona (continued)
City of Phoenix Civic
Improvement Corp., Junior
Lien Wastewater System (RB)
5.00%, 07/01/26 (c) $ 620 $ 654,131
5.00%, 07/01/26 (c) 860 906,852
City of Phoenix Civic
Improvement Corp., Junior
Lien Wastewater System,
Series A (RB)
5.00%, 07/01/31 (c) 800 926,957
City of Phoenix Civic
Improvement Corp., Junior
Lien Water System (RB)
5.00%, 07/01/26 (c) 1,475 1,542,761
City of Phoenix Civic
Improvement Corp., Junior
Lien Water System, Series A
(RB)
5.00%, 07/01/31 (c) 1,000 1,119,358
City of Phoenix Civic
Improvement Corp., Junior
Lien Water System, Series B
(RB)
4.00%, 07/01/24 (c) 1,725 1,734,569
City of Phoenix Civic
Improvement Corp., Rental
Car Facility Charge, Series A
(RB)
5.00%, 07/01/29 (c) 1,000 1,093,130
5.00%, 07/01/29 (c) 1,275 1,389,539
City of Phoenix Civic
Improvement Corp., Senior
Lien Airport, Series D (RB)
5.00%, 07/01/27 (c) 550 590,235
Maricopa County, Arizona
Pollution Control, Southern
California Edison Company,
Series A (RB)
2.40%, 12/01/31 (c) 1,150 924,001
Maricopa County, Arizona
Pollution Control, Southern
California Edison Company,
Series B (RB)
2.40%, 12/01/31 (c) 1,500 1,205,219
Maricopa County, Industrial
Development Authority,
Banner Health, Series A (RB)
3.12%, 01/01/27 (c) 20 19,551
4.00%, 01/01/27 (c) 1,500 1,495,850
5.00%, 01/01/27 (c) 605 627,525
Salt River Project Agricultural
Improvement and Power
District, Series A (RB)
5.00%, 01/01/28 (c) 2,380 2,591,074
5.00%, 01/01/32 1,000 1,174,770
5.00%, 06/01/25 (c) 1,000 1,030,747
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37 1,600 1,674,051
25,988,510

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arkansas : 0.1%
City of Fort Worth, Water and
Sewer Construction (RB)
5.00%, 10/01/28 (c) $ 1,000 $ 1,078,190
Little Rock School District of
Pulaski County, Series A (GO)
(AGM)
2.00%, 02/01/27 (c) 1,000 764,594
1,842,784
California : 17.3%
Alvin Independent School
District, Unlimited Tax School
House (RB)
5.00%, 10/01/27 (c) 1,000 1,087,831
Bay Area Toll Authority, Series
S-7 (RB)
3.25%, 04/01/27 (c) 1,270 1,213,907
4.00%, 04/01/27 (c) 1,735 1,793,971
California Community Choice,
Financing Authority Clean
Energy Project, Series B-1
(RB)
4.00%, 08/01/31 (c) (p) 7,000 6,963,315
California Community Choice,
Financing Authority Clean
Energy Project, Series C (RB)
5.25%, 10/01/31 (c) (p) 6,065 6,338,579
California Health Facilities
Financial Authority, Series C
(RB)
5.00%, 11/01/29 (p) 2,000 2,247,464
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
3.00%, 03/01/26 (c) 1,000 824,337
California Health Facilities
Financing Authority, Cedars-
Sinai Medical Center, Series
A (RB)
5.00%, 08/15/26 (c) 310 329,152
California Health Facilities
Financing Authority, Cedars-
Sinai Medical Center, Series
B (RB)
3.00%, 08/15/26 (c) 400 380,275
California Health Facilities
Financing Authority,
CommonSpirit Health, Series
A (RB)
4.00%, 04/01/30 (c) 500 492,599
4.00%, 04/01/30 (c) 1,060 1,058,004
California Health Facilities
Financing Authority, Stanford
Health Care, Series A (RB)
5.00%, 11/15/27 (c) 750 817,921
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
5.00%, 11/15/27 (c) 450 486,694
5.00%, 11/15/27 (c) 1,575 1,686,997
Par
(000’s) Value
California (continued)
California Housing Finance
Agency, Series A (RB)
3.50%, 11/20/35 $ 1,207 $ 1,130,770
California Housing Finance
Agency, Series A (RB) (FHLMC
COLL)
3.75%, 03/25/35 6,207 6,044,165
California Municipal Finance
Authority, Community
Medical Centers, Series A (RB)
5.00%, 02/01/27 (c) 840 880,610
California State Public
Works Board, Department
of Corrections and
Rehabilitation, Series A (RB)
5.00%, 09/01/24 (c) 2,200 2,240,245
California State Public
Works Board, Department
of Corrections and
Rehabilitation, Series D (RB)
3.00%, 09/01/27 (c) 360 355,122
3.00%, 09/01/27 (c) 500 497,213
California State Public Works
Board, Various Capital
Projects, Series B (RB)
5.00%, 10/01/27 (c) 340 371,055
5.00%, 12/01/32 (c) 1,845 2,183,584
California State Public Works
Board, Various Capital
Projects, Series C (RB)
4.00%, 11/01/26 (c) 1,000 1,028,360
4.00%, 11/01/26 (c) 425 435,569
California State University,
Series A (RB)
5.00%, 11/01/25 (c) 2,035 2,129,310
5.00%, 05/01/26 (c) 1,510 1,602,367
5.00%, 05/01/27 (c) 510 551,917
California Statewide
Communities Development
Authority, Front Porch
Communities and Services,
Series A (RB)
3.00%, 04/01/31 (c) 1,000 853,845
4.00%, 04/01/31 (c) 1,400 1,365,731
4.00%, 04/01/31 (c) 1,000 967,510
California Statewide
Communities Development
Authority, Kaiser
Permanente, Series D (RB)
5.00%, 11/01/29 (p) 2,000 2,247,464
California Statewide
Communities Development
Authority, Pollution Control,
Southern California Edison
Company, Series A (RB)
1.75%, 11/19/26 (c) 3,000 2,597,530

Par
(000’s) Value
California (continued)
City and County of San
Francisco, Moscone
Convention Center Expansion
Project, Series B (CP)
4.00%, 10/01/25 (c) $ 2,000 $ 2,005,976
4.00%, 10/01/25 (c) 2,000 2,036,713
City and County of San
Francisco, Series B (CP)
3.00%, 10/01/25 (c) 255 255,142
City of Concord, Capital
Improvement Project (CP)
2.00%, 04/01/31 (c) 1,400 1,024,413
City of Los Angeles,
Department of Airports, Los
Angeles International Airport,
Series B (RB)
4.00%, 05/15/30 (c) 1,000 1,052,147
5.00%, 05/15/31 (c) 1,400 1,603,122
City of Los Angeles, Wastewater
System, Series A (RB)
5.00%, 06/01/27 (c) 565 614,311
City of San Jose, California
Airport, Series B (RB) (BAM)
4.00%, 03/01/31 (c) 325 345,525
County of Los Angeles, Long
Beach Unified School District,
Series D-1 (GO)
0.00%, 02/01/25 (c) ^ 1,250 626,347
County of Sacramento,
Regional County Sanitation
District, Series A (RB)
5.00%, 06/01/24 (c) 3,000 3,048,380
County of Santa Clara, Series
C (GO)
5.00%, 08/01/27 (c) 525 570,983
5.00%, 08/01/27 (c) 125 136,763
East Bay Municipal Utility
District, Water System, Series
A (RB)
5.00%, 06/01/25 (c) 1,000 1,040,699
East Bay Municipal Utility
District, Water System, Series
B (RB)
5.00%, 06/01/27 (c) 220 240,378
East Side Union High School
District, Series B (GO) (AGM)
3.00%, 08/01/27 (c) 2,590 2,398,764
Eastern Municipal Water
District, Financing Authority,
Water and Wastewater,
Series B (RB) (BAM-TCRS)
4.00%, 07/01/26 (c) 1,150 1,175,749
Fontana Redevelopment
Agency Successor Agency,
Series A (TA)
5.00%, 10/01/27 (c) 760 825,000
Foothill-De Anza Community
College District, Series A (GO)
3.00%, 08/01/31 (c) 1,500 1,346,584
Par
(000’s) Value
California (continued)
Kern High School District,
Series C (GO) (AGM)
2.00%, 08/01/30 (c) $ 3,000 $ 2,610,278
2.00%, 08/01/30 (c) 1,600 1,419,651
Los Angeles Community
College District, Series J (GO)
4.00%, 08/01/27 (c) 400 418,698
4.00%, 08/01/27 (c) 750 784,826
Los Angeles Community
College District, Series L (GO)
5.00%, 08/01/32 (c) 1,000 1,179,153
Los Angeles County
Metropolitan Transportation
Authority, Sales Tax, Series
A (RB)
4.00%, 06/01/30 (c) 1,045 1,099,192
4.00%, 06/01/30 (c) 1,000 1,059,089
4.00%, 06/01/30 (c) 1,695 1,769,469
4.00%, 06/01/31 (c) 1,000 1,041,851
4.00%, 06/01/31 (c) 1,460 1,533,546
5.00%, 06/01/30 (c) 1,000 1,148,715
5.00%, 07/01/27 (c) 795 870,191
5.00%, 07/01/31 (c) 1,060 1,218,755
5.00%, 07/01/31 (c) 900 1,043,948
5.00%, 07/01/31 (c) 2,530 2,875,409
Los Angeles County Public
Works Financing Authority,
Lakma Bulding for
Permanent Collection Project,
Series A (RB)
4.00%, 12/01/30 (c) 1,500 1,530,996
4.00%, 12/01/30 (c) 1,250 1,269,294
Los Angeles Department of
International Airport, Series
B (RB)
4.00%, 05/15/30 (c) 1,900 1,946,869
Los Angeles Department of
Water and Power, Series A
(RB)
5.00%, 07/01/29 1,000 1,138,049
Los Angeles Department of
Water and Power, Series C
(RB)
5.00%, 07/01/24 (c) 1,000 1,016,666
5.00%, 07/01/30 (c) 1,125 1,301,440
5.00%, 07/01/30 (c) 1,500 1,714,397
Los Angeles Department of
Water and Power, Series D
(RB)
5.00%, 07/01/24 (c) 2,000 2,032,968
5.00%, 07/01/28 (c) 2,000 2,169,521
5.00%, 07/01/32 (c) 1,000 1,151,462
Los Angeles Municipal
Improvement Corp., Series
B (RB)
4.00%, 11/01/26 (c) 2,000 2,038,584

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
Los Angeles Unified School
District, AD Valorem Property
Tax, Series C (GO)
4.00%, 07/01/30 (c) $ 1,605 $ 1,650,202
Los Angeles Unified School
District, AD Valorem Property
Tax, Series RYRR (GO)
4.00%, 01/01/32 (c) 1,500 1,564,341
5.00%, 01/01/32 (c) 1,300 1,525,979
Los Angeles Unified School
District, Series A (GO)
4.00%, 07/01/29 (c) 1,580 1,676,292
5.00%, 07/01/25 (c) 695 724,528
5.00%, 07/01/29 (c) 1,720 1,957,182
5.00%, 07/01/30 500 582,757
Los Angeles Unified School
District, Series B (GO)
2.00%, 07/01/26 (c) 270 248,305
5.00%, 07/01/26 (c) 915 977,592
Los Angeles Unified School
District, Series B-1 (GO)
5.00%, 01/01/28 (c) 645 712,591
5.00%, 01/01/28 (c) 585 643,550
Los Angeles Unified School
District, Series C (GO)
3.00%, 07/01/30 (c) 1,880 1,755,594
4.00%, 07/01/30 (c) 2,000 2,095,355
Los Angeles Unified School
District, Series RYQ (GO)
4.00%, 07/01/30 (c) 1,000 1,036,109
Mount Diablo Unified School
District, Series B (GO)
4.00%, 08/01/31 (c) 1,000 1,071,470
Municipal Improvement Corp.
of Los Angeles, Series B (RB)
5.00%, 11/01/26 (c) 615 659,366
Oakland Unified School District
(GO)
5.00%, 08/01/26 (c) 625 664,453
Oakland Unified School District,
Series A (GO) (BAM)
4.00%, 08/01/31 (c) 1,055 1,089,530
Palm Springs Unified School
District, Series D (GO)
3.00%, 08/01/26 (c) 1,500 1,495,754
Palomar Health (RB)
5.00%, 11/01/26 (c) 1,725 1,735,312
Palomar Health, Series B (GO)
4.00%, 08/01/26 (c) 1,000 1,002,560
Peralta Community College
District, Series D (GO)
4.00%, 08/01/25 (c) 2,000 1,970,527
Public Utilities Commission of
the City and County of San
Francisco Water, Series D (RB)
5.00%, 11/01/27 (c) 785 859,335
Par
(000’s) Value
California (continued)
Regents of the University of
California Medical Center
Pooled, Series L (RB)
5.00%, 05/15/26 (c) $ 650 $ 691,763
Riverside County
Transportation Commission,
Series B (RB)
5.00%, 12/01/27 (c) 560 603,501
Sacramento County Sanitation
Districts Financing Authority,
Series A (RB)
5.00%, 06/01/24 (c) 1,000 1,016,540
San Diego County Regional
Airport Authority, Series A
(RB)
5.00%, 07/01/29 (c) 535 600,146
San Diego County Regional
Airport Authority, Series B
(RB)
5.00%, 07/01/30 (c) 2,075 2,380,574
San Diego County Water
Authority, Series B (RB)
4.00%, 05/01/31 (c) 2,000 2,146,092
San Diego Unified School
District, Series I (GO)
0.00%, 07/01/25 (c) ^ 1,000 624,346
5.00%, 07/01/27 (c) 650 708,555
San Francisco Bay Area Rapid
Transit District, Series F-1
(GO)
5.00%, 08/01/29 (c) 140 158,476
San Francisco City & County
Public Utilities Commission
Wastewater (RB)
5.00%, 10/01/32 (c) 1,000 1,151,681
5.00%, 10/01/32 (c) 1,000 1,174,778
5.00%, 10/01/32 (c) 1,500 1,727,521
San Francisco County
Transportation Authority (RB)
3.00%, 02/01/27 (c) 135 133,097
3.00%, 02/01/27 (c) 500 490,865
San Francisco Unified School
District, Series B (GO)
4.00%, 06/15/28 (c) 2,000 2,098,261
San Jose Redevelopment
Agency, Series A (TA)
5.00%, 08/01/27 (c) 230 250,026
San Marcos Unified School
District (GO)
4.00%, 08/01/27 (c) 400 414,122
5.00%, 08/01/27 (c) 350 380,198
Santa Clara County Financing
Authority, Capital Facilities,
Series A (RB)
4.00%, 05/01/31 (c) 840 886,672
5.00%, 05/01/31 (c) 3,855 4,521,804

Par
(000’s) Value
California (continued)
Santa Clara County Financing
Authority, Multiple Facilities
Projects, Series Q (RB)
3.00%, 05/15/25 (c) $ 1,000 $ 940,540
4.00%, 05/15/25 (c) 1,510 1,533,556
4.00%, 05/15/25 (c) 400 405,962
Santa Clara County, Mountain
View, Los Altos Union High
School, Series A (GO)
3.35%, 08/01/26 (c) 1,520 1,485,505
Santa Clara Unified School
District (GO)
3.00%, 07/01/26 (c) 395 382,295
3.00%, 07/01/26 (c) 1,535 1,444,194
3.00%, 07/01/26 (c) 2,000 1,914,987
State of California (GO)
4.00%, 04/01/31 (c) 2,000 2,145,678
State of California, Department
of Water Resources, Central
Valley Project, Series AX (RB)
5.00%, 12/01/27 (c) 915 1,010,063
State of California, Department
of Water Resources, Central
Valley Project, Series BA (RB)
(AGM)
5.00%, 06/01/29 (c) 365 414,250
State of California, Various
Purpose (GO)
3.00%, 10/01/29 (c) 2,000 1,970,799
3.00%, 10/01/29 (c) 350 322,217
3.12%, 04/01/29 (c) 1,575 1,548,198
4.00%, 10/01/29 (c) 2,000 2,037,177
4.00%, 11/01/30 (c) 2,945 3,148,682
4.00%, 11/01/30 (c) 2,000 2,063,985
4.00%, 03/01/30 (c) 2,000 2,073,962
4.00%, 03/01/30 (c) 9,500 9,927,828
4.00%, 04/01/31 (c) 2,300 2,367,321
4.00%, 04/01/31 (c) 1,795 1,938,030
4.00%, 08/01/26 (c) 700 720,429
4.00%, 09/01/26 (c) 2,960 3,010,380
4.00%, 09/01/26 (c) 1,500 1,541,057
4.00%, 09/01/26 (c) 1,815 1,870,684
5.00%, 10/01/28 (c) 1,065 1,189,623
5.00%, 10/01/29 1,000 1,135,421
5.00%, 10/01/29 4,500 5,109,393
5.00%, 10/01/29 (c) 5,050 5,735,146
5.00%, 10/01/29 (c) 2,340 2,661,391
5.00%, 10/01/30 1,000 1,157,662
5.00%, 10/01/31 4,000 4,723,600
5.00%, 11/01/23 (c) 2,000 2,007,575
5.00%, 11/01/27 (c) 2,645 2,891,447
5.00%, 11/01/27 (c) 1,020 1,115,012
5.00%, 11/01/27 (c) 3,375 3,695,055
5.00%, 11/01/28 (c) 3,135 3,429,226
5.00%, 11/01/30 (c) 1,610 1,855,849
5.00%, 11/01/30 1,360 1,576,738
5.00%, 12/01/30 (c) 2,000 2,270,727
5.00%, 03/01/30 (c) 2,330 2,654,346
Par
(000’s) Value
California (continued)
5.00%, 04/01/24 (c) $ 500 $ 506,086
5.00%, 04/01/26 (c) 1,690 1,791,132
5.00%, 04/01/29 (c) 2,500 2,809,637
5.00%, 04/01/29 (c) 3,500 3,910,629
5.00%, 04/01/29 (c) 3,000 3,332,943
5.00%, 04/01/30 2,910 3,345,336
5.00%, 04/01/32 4,270 5,070,731
5.00%, 04/01/33 (c) 2,000 2,366,172
5.00%, 04/01/33 (c) 2,615 3,023,157
5.00%, 05/01/24 (c) 2,480 2,514,320
5.00%, 08/01/24 (c) 1,000 1,018,303
5.00%, 08/01/24 (c) 1,000 1,018,303
5.00%, 08/01/26 (c) 490 519,646
5.00%, 08/01/27 (c) 2,250 2,447,831
5.00%, 08/01/28 (c) 3,245 3,555,185
5.00%, 09/01/26 (c) 1,095 1,170,420
5.00%, 09/01/29 1,000 1,133,620
5.00%, 09/01/32 (c) 2,250 2,656,230
State of California, Various
Purpose (GO) (SAW)
5.00%, 06/01/26 (c) 1,000 1,059,483
State Public Works Board,
Various Capital Projects,
Series B (RB)
4.00%, 05/01/31 (c) 2,000 2,086,082
4.00%, 05/01/31 (c) 1,500 1,542,280
University of California, Series
AY (RB)
5.00%, 05/15/27 (c) 625 678,694
University of California, Series
AZ (RB)
5.00%, 05/15/28 (c) 310 345,437
University of California, Series
BE (RB)
4.00%, 05/15/30 (c) 1,000 1,014,925
5.00%, 05/15/30 (c) 1,500 1,711,544
University of California, Series
BM (RB)
5.00%, 05/15/33 (c) 1,000 1,208,730
University of California, Series
BN (RB)
5.00%, 05/15/33 (c) 1,000 1,183,010
5.00%, 05/15/33 (c) 1,000 1,195,636
5.00%, 05/15/33 (c) 2,000 2,417,460
University of California, Series
I (RB)
4.00%, 05/15/25 (c) 2,160 2,189,875
University of California, Series
O (RB)
5.00%, 05/15/28 (c) 1,170 1,285,041
University of California, Series
Q (RB)
4.00%, 05/15/31 (c) 2,500 2,593,136
312,918,132
Colorado : 1.9%
Adams and Arapahoe Joint
School District No. 28J, Series
A (GO) (SAW)
5.00%, 12/01/26 (c) 540 575,648

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado (continued)
Boulder Larimer & Weld
Counties, St. Vrain Valley
School District, Series C (GO)
(SAW)
5.00%, 12/15/26 (c) $ 2,000 $ 2,106,875
5.00%, 12/15/26 (c) 2,000 2,098,406
Cherry Creek School District
No. 5 (GO) (SAW)
5.00%, 12/15/25 (c) 1,000 1,043,498
City and County of Denver,
Series A-2 (RB)
0.00%, 08/01/26 (c) ^ 1,200 679,860
Colorado Health Facilities
Authority, Advenhealth,
Series A (RB)
4.00%, 11/15/29 (c) 2,000 2,008,165
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-1 (RB)
4.00%, 08/01/29 (c) 2,350 2,291,643
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
4.00%, 11/01/29 (c) 2,000 1,977,162
Denver City and County School
District No. 1 (GO) (SAW)
5.00%, 12/01/30 (c) 1,000 1,110,774
Denver City and County
School, Board of Water
Commissioners, Series A (RB)
3.00%, 12/15/31 (c) 1,000 892,169
Jefferson County School District
R-1 (GO)
5.00%, 12/15/28 (c) 1,110 1,231,274
Pueblo City Schools No. 60 (GO)
(SAW)
3.00%, 12/15/29 (c) 500 448,799
5.00%, 12/15/29 (c) 1,625 1,774,150
5.00%, 12/15/29 (c) 1,085 1,180,613
5.00%, 12/15/29 (c) 1,010 1,131,078
Regional Transportation
District, Fastracks Project,
Series A (RB)
5.00%, 11/01/26 (c) 1,820 1,907,825
Regional Transportation
District, Fastracks Project,
Series B (RB)
5.00%, 11/01/27 (c) 530 571,365
5.00%, 11/01/27 (c) 1,995 2,141,645
State of Colorado, Series A (CP)
4.00%, 12/15/31 (c) 1,750 1,801,857
4.00%, 12/15/31 (c) 1,540 1,550,221
5.00%, 12/15/31 (c) 1,000 1,146,787
State of Colorado, Series A (CP)
(SAW)
4.00%, 12/15/30 (c) 2,000 2,040,867
University of Colorado, Series
A-2 (RB)
3.00%, 06/01/24 (c) 800 783,692
Par
(000’s) Value
Colorado (continued)
Weld County School District No.
6 (GO) (SAW)
5.00%, 12/01/29 (c) $ 2,165 $ 2,391,369
34,885,742
Connecticut : 2.1%
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series A
(RB)
4.40%, 11/15/31 (c) 1,530 1,545,245
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series A-1
(RB) (SAW)
1.70%, 05/15/30 (c) 1,290 1,025,327
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series D-1
(RB)
3.20%, 11/15/26 (c) 260 252,661
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series F-1
(RB)
3.05%, 05/15/26 (c) 140 136,006
Connecticut State Health
and Educational Facilities
Authority, Hartford Health
Issue, Series A (RB) (SD CRED
PROG)
5.00%, 01/01/30 (c) 335 363,551
Connecticut State Health
and Educational Facilities
Authority, Nuvance Health
Issue, Series A (RB)
4.00%, 07/01/29 (c) 525 513,370
4.00%, 07/01/29 (c) 625 620,930
5.00%, 07/01/29 (c) 2,200 2,317,672
Connecticut State Health
and Educational Facilities
Authority, Yale University
Issue, Series B-1 (RB) (AGM)
5.00%, 07/01/29 1,120 1,268,028
Connecticut State,
Transportation Infrastructure
Purposes, Series A (RB)
5.00%, 09/01/24 (c) 1,000 1,016,183
State of Connecticut (GO)
5.00%, 11/15/25 (c) 1,525 1,586,373
State of Connecticut, Series A
(GO)
3.00%, 01/15/31 (c) 2,200 2,128,949
3.00%, 01/15/31 (c) 1,000 919,558
3.00%, 01/15/31 (c) 1,000 954,446
4.00%, 01/15/31 1,780 1,931,368
5.00%, 04/15/28 (c) 1,000 1,071,953
State of Connecticut, Series A
(GO) (SBG)
4.00%, 04/15/29 (c) 1,000 1,013,848

Par
(000’s) Value
Connecticut (continued)
State of Connecticut, Series C
(GO)
4.00%, 06/01/30 (c) $ 850 $ 883,469
4.00%, 06/01/30 (c) 1,950 2,078,585
State of Connecticut, Series E
(GO)
3.00%, 10/15/26 (c) 395 384,695
5.00%, 09/15/28 (c) 1,665 1,830,551
State of Connecticut, Series F
(GO)
5.00%, 11/15/25 (c) 1,550 1,616,365
State of Connecticut, Special
Tax, Series A (RB)
5.00%, 05/01/31 (c) 1,500 1,711,696
5.00%, 05/01/31 1,650 1,914,693
5.00%, 09/01/24 (c) 1,300 1,323,571
5.00%, 09/01/24 (c) 1,195 1,217,394
5.00%, 09/01/24 (c) 1,250 1,271,790
5.00%, 09/01/26 (c) 475 501,345
State of Connecticut, Special
Tax, Series A (ST)
5.00%, 05/01/30 (c) 2,500 2,771,245
State of Connecticut, State
Revolving Fund, Series A (RB)
5.00%, 05/01/27 (c) 1,000 1,083,158
University of Connecticut,
Series A (RB)
5.00%, 01/15/27 (c) 745 791,761
38,045,786
Delaware : 0.2%
Delaware Health Facilities
Authority, Bayhealth Medical
Center Project, Series A (RB)
4.00%, 07/01/27 (c) 1,000 995,812
State of Delaware (GO)
2.00%, 02/01/31 (c) 1,000 825,497
2.00%, 02/01/31 (c) 1,000 849,874
State of Delaware, Series A
(GO)
2.00%, 01/01/30 (c) 650 542,151
5.00%, 05/01/33 (c) 1,000 1,184,197
4,397,531
District of Columbia : 1.6%
District of Columbia, Federal
Highway Grant Anticipation
(RB) (SAW)
5.00%, 12/01/29 (c) 2,250 2,517,505
District of Columbia,
Georgetown University Issue
(RB)
5.00%, 04/01/27 (c) 645 684,936
District of Columbia, Series A
(GO)
5.00%, 01/01/33 (c) 1,000 1,161,639
5.00%, 06/01/27 (c) 1,500 1,616,155
5.00%, 06/01/27 (c) 580 626,163
5.00%, 06/01/28 (c) 750 819,484
Par
(000’s) Value
District of Columbia (continued)
District of Columbia, Series A
(RB)
5.00%, 09/01/29 (c) $ 1,000 $ 1,110,919
District of Columbia, Series C
(GO)
5.00%, 06/01/24 (c) 1,980 2,001,992
District of Columbia, Series C
(RB)
5.00%, 05/01/30 (c) 1,000 1,128,170
District of Columbia, Series D
(GO)
5.00%, 06/01/24 (c) 1,350 1,368,209
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series B (RB)
4.00%, 10/01/29 (c) 250 253,790
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series B (RB) (AGM)
4.00%, 10/01/29 (c) 250 255,862
Washington Convention &
Sports Authority, Series A
(RB)
5.00%, 10/01/27 (c) 2,545 2,739,095
Washington Metropolitan Area
Transit Authority (RB)
5.00%, 07/01/27 (c) 1,000 1,063,499
Washington Metropolitan Area
Transit Authority, Series A
(RB)
4.00%, 07/15/31 (c) 4,000 4,250,459
5.00%, 07/15/30 (c) 1,400 1,555,417
5.00%, 07/15/31 (c) 2,000 2,251,607
Washington Metropolitan Area
Transit Authority, Series A-2
(RB)
5.00%, 07/01/27 (c) 300 323,888
5.00%, 07/01/27 (c) 550 592,765
5.00%, 07/01/27 (c) 810 870,494
Washington Metropolitan Area
Transit Authority, Series B
(RB)
5.00%, 07/01/27 (c) 555 599,345
5.00%, 07/01/27 (c) 880 945,722
5.00%, 07/01/27 (c) 650 702,136
29,439,251
Florida : 3.4%
Brevard County Health
Facilities Authority, Health
First, Inc. Project (RB)
5.00%, 04/01/24 (c) 1,000 1,006,782
5.00%, 04/01/24 (c) 2,510 2,527,022
Broward County, Florida School
Board, Series B (CP)
5.00%, 07/01/25 (c) 1,005 1,033,904

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
Broward County, Florida
Tourist Development,
Convention Center Expansion
Project (RB)
4.00%, 09/01/31 (c) $ 2,000 $ 2,031,393
Central Florida Expressway
Authority (RB) (BAM)
3.00%, 07/01/27 (c) 520 493,769
Central Florida Expressway
Authority, Series A (RB)
4.00%, 07/01/26 (c) 1,250 1,272,212
Central Florida Expressway
Authority, Series A (RB) (BAM)
5.00%, 07/01/27 (c) 2,000 2,109,139
City of Gainesville, Utilities
System, Series A (RB)
5.00%, 10/01/27 (c) 1,045 1,128,404
5.00%, 10/01/27 (c) 195 211,598
City of Jacksonville, Series A
(RB)
5.00%, 10/01/29 (c) 1,095 1,235,217
City of Orlando, Senior Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/27 (c) 2,000 2,142,288
5.00%, 11/01/27 (c) 560 587,219
County of Miami-Dade (RB)
0.00%, 10/01/26 (c) ^ 565 415,419
0.00%, 10/01/26 (c) ^ 400 280,304
5.00%, 10/01/26 (c) 510 533,379
5.00%, 10/01/26 (c) 2,005 2,082,270
County of Miami-Dade,
Building Better Communities
Program, Series A (GO)
5.00%, 07/01/26 (c) 555 581,756
5.00%, 07/01/26 (c) 520 545,955
County of Miami-Dade,
Building Better Communities
Program, Series A (GO) (SAW)
4.00%, 07/01/30 (c) 1,600 1,645,265
County of Miami-Dade, Florida
Aviation, Series A (RB)
4.00%, 10/01/30 (c) 1,500 1,501,185
County of Miami-Dade, Florida
Transit System (RB)
4.00%, 07/01/26 (c) 865 886,207
County of Miami-Dade, Water
and Sewer System (RB)
4.00%, 04/01/31 (c) 1,475 1,496,472
5.00%, 04/01/31 (c) 3,500 4,041,177
County of Miami-Dade, Water
and Sewer System, Series A
(RB)
5.00%, 10/01/25 (c) 1,500 1,543,753
County of Miami-Dade, Water
and Sewer System, Series B
(RB)
3.00%, 10/01/27 (c) 370 348,105
5.00%, 10/01/25 (c) 605 622,266
Par
(000’s) Value
Florida (continued)
Florida Development Finance
Corp., Lakeland Regional
Health Systems (RB)
4.00%, 11/15/31 (c) $ 2,000 $ 2,008,357
Florida Housing Finance Corp.,
Homeowner Mortgage (RB)
2.10%, 01/01/30 (c) 950 786,465
JEA Electric System, Series A
(RB)
5.00%, 10/01/23 (c) 2,000 2,004,057
JEA Electric System, Series B
(RB)
3.38%, 08/31/23 (c) 520 509,627
5.00%, 10/01/27 (c) 850 914,826
5.00%, 10/01/27 (c) 885 955,268
5.00%, 10/01/27 (c) 610 655,988
JEA Water and Sewer System,
Series A (RB)
4.00%, 10/01/27 (c) 1,360 1,363,228
Lee Memorial Health System,
Series A-1 (RB)
5.00%, 04/01/29 (c) 605 654,674
Orange County, Health
Facilities Authority, Series A
(RB)
5.00%, 10/01/26 (c) 1,325 1,380,676
5.00%, 08/01/23 (c) 420 432,600
Orange County, School Board,
Series C (CP)
5.00%, 08/01/26 (c) 410 434,208
Orange County, Tourist
Development Tax (RB)
5.00%, 10/01/30 490 554,579
Palm Beach County, School
Board, Series C (CP)
5.00%, 08/01/28 (c) 695 762,409
Palm Beach County, School
Board, Series D (CP)
5.00%, 08/01/25 (c) 2,000 2,060,036
Polk County, School District
(RB) (SAW)
5.00%, 10/01/29 (c) 1,000 1,125,810
Reedy Creek Improvement
District, Series A (GO)
4.00%, 06/01/27 (c) 1,000 1,031,466
5.00%, 06/01/26 (c) 1,000 1,030,640
South Miami Health Facilities
Authority, Baptist Health (RB)
5.00%, 08/15/27 (c) 800 849,211
5.00%, 08/15/27 (c) 710 753,323
State of Florida, Board of
Education, Public Education
Capital Outlay, Series C (GO)
4.00%, 06/01/27 (c) 780 812,570
4.00%, 06/01/27 (c) 1,000 1,038,711

Par
(000’s) Value
Florida (continued)
State of Florida, Board of
Education, Public Education
Capital Outlay, Series C (GO)
(AMBAC)
3.00%, 06/01/29 (c) $ 510 $ 477,526
State of Florida, Board of
Education, Public Education
Capital Outlay, Series E (GO)
2.38%, 06/01/26 (c) 590 547,445
3.00%, 06/01/25 (c) 1,000 987,761
State of Florida, Department
of Transportation Financing
Corp. (RB)
3.00%, 07/01/30 (c) 1,000 990,906
3.00%, 07/01/30 (c) 1,000 939,636
State of Florida, Department
of Transportation, Federal
Highway Reimbursement,
Series A (RB)
5.00%, 07/01/30 880 1,000,408
Volusia County, School Board,
Master Lease Program, Series
B (CP)
5.00%, 08/01/24 (c) 1,320 1,339,867
60,704,738
Georgia : 2.3%
Athens-Clarke County, Georgia
Water and Sewerage (RB)
4.00%, 01/01/25 (c) 1,450 1,461,138
City of Atlanta, Airport
Passenger Facility Charge,
Series C (RB)
5.00%, 07/01/29 (c) 2,275 2,471,601
5.00%, 07/01/29 (c) 800 886,166
City of Atlanta, Water and
Wastewater (RB)
4.00%, 11/01/29 (c) 1,450 1,473,576
5.00%, 05/01/25 (c) 1,000 1,032,735
Clarke County, Hospital
Authority, Piedmont
Healthcare, Inc. Project,
Series A (RB)
5.00%, 07/01/26 (c) 250 260,800
Clarke County, Nevada Airport
System, Series A-2 (RB)
5.00%, 01/01/24 (c) 1,705 1,716,312
Dekalb County, Water and
Sewerage, Series B (RB)
(AGM)
5.00%, 10/01/26 (c) 1,530 1,609,724
Fulton County, Georgia Water
and Sewerage, Series A (RB)
3.00%, 01/01/30 (c) 3,000 2,747,743
Gainesville and Hall County
Hospital Authority, Northeast
Georgia Health System,
Series A (RB)
5.00%, 02/15/27 (c) 225 236,780
Par
(000’s) Value
Georgia (continued)
Georgia Housing and Finance
Authority, Single Family
Mortgage, Series B-1 (RB)
2.90%, 12/01/25 (c) $ 925 $ 866,279
Main Street Natural Gas, Inc.,
Gas Supply, Series A (RB)
4.00%, 12/01/29 (c) (p) 2,500 2,457,688
5.00%, 05/15/38 1,000 1,020,375
Main Street Natural Gas, Inc.,
Gas Supply, Series B (RB)
5.00%, 03/01/30 (c) (p) 1,000 1,049,040
Main Street Natural Gas, Inc.,
Gas Supply, Series C (RB)
5.00%, 09/01/30 (c) (p) 1,000 1,051,797
Private Colleges and
Universities Authority, Emory
University, Series B (RB)
4.00%, 10/01/26 (c) 2,000 2,016,548
4.00%, 09/01/30 (c) 350 369,597
State of Georgia, Road and
Tollway Authority (RB)
5.00%, 06/01/30 (c) 2,550 2,913,354
5.00%, 06/01/30 (c) 2,000 2,277,874
State of Georgia, Road and
Tollway Authority, Series A
(RB)
4.00%, 07/15/31 (c) 3,255 3,478,200
State of Georgia, Series A (GO)
4.00%, 08/01/30 (c) 935 1,002,286
5.00%, 02/01/27 (c) 1,200 1,291,066
5.00%, 02/01/27 (c) 2,000 2,152,639
5.00%, 08/01/29 2,500 2,835,505
State of Georgia, Series C (GO)
5.00%, 07/01/27 (c) 3,000 3,261,748
41,940,571
Hawaii : 0.7%
City and County of Honolulu,
Rail Transit Project, Series B
(GO)
5.00%, 03/01/30 (c) 1,930 2,203,125
City and County of Honolulu,
Series A (GO)
4.00%, 09/01/28 (c) 1,075 1,088,221
City and County of Honolulu,
Series B (GO)
5.00%, 09/01/27 (c) 1,015 1,095,981
City and County of Honolulu,
Wastewater System, Series
A (RB)
4.00%, 07/01/26 (c) 970 991,085
City and County of Honolulu,
Wastewater System, Series
B (RB)
5.00%, 07/01/29 (c) 875 965,274
State of Hawaii (RB)
5.00%, 01/01/31 (c) 1,000 1,132,934

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Hawaii (continued)
State of Hawaii, Department
of Transportation Airports
Division, Series D (RB) (BAM)
5.00%, 07/01/30 (c) $ 2,000 $ 2,260,806
State of Hawaii, Series ET (GO)
3.00%, 10/01/25 (c) 1,000 999,033
State of Hawaii, Series FK (GO)
3.25%, 05/01/27 (c) 1,000 1,004,784
5.00%, 05/01/27 (c) 690 737,498
State of Hawaii, Series FN (GO)
5.00%, 10/01/27 (c) 500 539,783
State of Hawaii, Series FT (GO)
5.00%, 01/01/28 (c) 405 441,796
13,460,320
Illinois : 5.2%
Chicago O'Hare International
Airport, Series A (RB)
5.00%, 01/01/30 (c) 1,000 1,109,218
Chicago O'Hare International
Airport, Series A (RB) (AGM)
4.00%, 01/01/30 (c) 1,000 1,013,843
Chicago O'Hare International
Airport, Series B (RB)
5.00%, 01/01/27 (c) 365 386,287
Chicago O'Hare International
Airport, Series C (RB)
5.00%, 01/01/26 (c) 135 140,448
Chicago O'Hare International
Airport, Series D (RB)
4.12%, 01/01/25 (c) 1,150 1,114,034
City of Chicago, Second Lien
Water (RB)
5.00%, 11/01/27 (c) 1,390 1,482,589
City of Chicago, Second Lien
Water (RB) (AGM)
5.00%, 11/01/27 (c) 2,000 2,102,600
5.00%, 11/01/27 (c) 1,420 1,505,148
City of Chicago, Series A (GO)
5.00%, 01/01/24 (c) 1,500 1,510,139
5.00%, 01/01/24 (c) 1,250 1,258,449
5.00%, 01/01/30 2,000 2,155,136
5.00%, 01/01/31 (c) 2,455 2,658,024
5.00%, 01/01/31 (c) 1,000 1,083,776
City of Chicago, Series B (GO)
4.00%, 01/01/30 358 359,744
4.00%, 01/01/32 (c) 1,064 992,655
City of Chicago, Series C (GO)
5.00%, 01/01/26 (c) 1,150 1,161,196
City of Chicago, Wastewater
Transmission, Series B (RB)
5.00%, 01/01/27 (c) 750 773,266
City of Chicago, Wastewater
Transmission, Series B (RB)
(AGM)
5.00%, 07/01/32 (c) 1,000 1,113,604
Cook County, Series A (GO)
5.00%, 11/15/26 (c) 325 341,020
Par
(000’s) Value
Illinois (continued)
Illinois Finance Authority, Carle
Foundation, Series A (RB)
4.00%, 08/15/31 (c) $ 1,500 $ 1,454,533
4.00%, 08/15/31 (c) 1,500 1,473,971
5.00%, 08/15/31 (c) 1,000 1,116,571
Illinois Finance Authority, Clean
Water Initiative (RB)
4.00%, 01/01/31 (c) 1,000 1,022,492
4.00%, 01/01/31 (c) 1,600 1,672,187
5.00%, 01/01/26 (c) 685 715,945
5.00%, 01/01/27 (c) 700 749,692
5.00%, 07/01/29 (c) 2,560 2,818,299
Illinois Finance Authority, Clean
Water Initiative (RB) (AGM)
5.00%, 07/01/29 (c) 1,400 1,561,574
Illinois Finance Authority,
Memorial Health System (RB)
5.00%, 04/01/29 (c) 1,435 1,530,715
Illinois Finance Authority, Mercy
Health Corp. (RB)
4.00%, 06/01/26 (c) 90 90,486
4.00%, 06/01/26 (c) 160 160,997
5.00%, 06/01/26 (c) 250 258,583
Illinois Finance Authority,
NorthShore University
HealthSystem, Series A (RB)
5.00%, 08/15/30 (c) 1,365 1,543,722
5.00%, 08/15/30 (c) 1,295 1,457,053
5.00%, 08/15/30 (c) 1,000 1,128,257
Illinois Finance Authority, Rush
University Medical Center,
Series A (RB)
5.00%, 05/15/25 (c) 125 128,115
Illinois Finance Authority, Silver
Cross Hospital and Medical
Centers, Series C (RB)
4.12%, 08/15/25 (c) 3,145 2,987,225
Illinois Housing Development
Authority, Series A (RB)
4.50%, 10/01/32 (c) 1,000 1,005,529
Illinois Housing Development
Authority, Series B (RB)
3.45%, 04/01/27 (c) 420 420,100
Illinois State Finance Authority,
Ann & Robert H. Lurie
Children's Hospital (RB)
4.00%, 08/15/27 (c) 1,000 978,483
Illinois State Finance Authority,
University of Chicago, Series
A (RB)
5.00%, 10/01/33 1,000 1,193,195
Illinois State Municipal Electric
Agency, Power Supply, Series
A (RB)
4.00%, 08/01/25 (c) 2,000 2,007,306
Illinois State Toll Highway
Authority, Series A (RB)
5.00%, 08/31/23 (c) 1,135 1,135,979

Par
(000’s) Value
Illinois (continued)
Illinois State Toll Highway
Authority, Series B (RB)
5.00%, 01/01/24 (c) $ 5,000 $ 5,019,257
5.00%, 01/01/26 (c) 1,500 1,550,384
5.00%, 01/01/26 (c) 1,000 1,028,929
Metropolitan Water
Reclamation District of
Greater Chicago, Series A
(GO)
5.00%, 12/01/26 (c) 780 826,144
Northern Illinois Municipal
Power Agency, Series A (RB)
4.00%, 12/01/26 (c) 1,500 1,481,038
4.00%, 12/01/26 (c) 1,235 1,241,214
5.00%, 12/01/26 (c) 990 1,039,281
5.00%, 12/01/26 (c) 910 959,702
Sales Tax Securitization Corp.,
Series A (RB)
5.00%, 01/01/28 (c) 570 607,245
5.00%, 01/01/28 (c) 1,150 1,230,600
5.00%, 01/01/33 (c) 1,000 1,119,156
State of Illinois (GO)
4.00%, 03/01/31 (c) 1,000 984,835
4.00%, 07/01/32 (c) 1,000 993,640
4.12%, 11/01/26 (c) 360 361,763
5.00%, 11/01/26 (c) 305 313,531
5.00%, 05/01/32 (c) 1,000 1,093,094
5.00%, 07/01/32 (c) 1,000 1,092,623
5.25%, 02/01/24 (c) 1,320 1,330,766
State of Illinois (RB)
3.00%, 06/15/26 (c) 320 291,579
3.00%, 06/15/26 (c) 680 637,210
State of Illinois, Sales Tax,
Series A (RB) (BAM)
3.00%, 06/15/31 (c) 3,000 2,811,373
State of Illinois, Sales Tax,
Series C (RB)
5.00%, 06/15/30 1,000 1,084,492
5.00%, 06/15/31 1,500 1,638,397
State of Illinois, Series A (GO)
4.00%, 03/01/31 (c) 500 487,016
5.00%, 10/01/28 (c) 2,500 2,673,640
5.00%, 12/01/27 (c) 1,000 1,048,554
5.00%, 03/01/31 (c) 1,000 1,098,374
5.00%, 05/01/28 (c) 2,250 2,379,109
5.25%, 12/01/27 (c) 1,200 1,288,949
State of Illinois, Series B (GO)
5.00%, 11/01/29 (c) 1,000 1,093,988
State of Illinois, Series C (GO)
5.00%, 11/01/27 (c) 4,105 4,368,143
State of Illinois, Series D (RB)
5.00%, 06/15/26 (c) 620 641,235
94,687,446
Indiana : 0.8%
City of Indianapolis, Indiana
Water System, Series A (RB)
5.00%, 10/01/28 (c) 1,720 1,867,774
Par
(000’s) Value
Indiana (continued)
Duneland School Building
Corp., AD Valorem Property
Tax (RB)
3.00%, 01/15/32 (c) $ 1,000 $ 891,016
Indiana Finance Authority, First
Lien Wastewater Utility (RB)
4.00%, 10/01/31 (c) 2,500 2,588,213
Indiana Finance Authority,
Indiana University Health Inc.,
Series B (RB)
5.00%, 07/01/32 (c) (p) 1,000 1,139,167
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series A (RB)
4.25%, 11/01/30 1,545 1,556,931
Indiana Finance Authority,
Series A (RB)
5.00%, 02/01/28 (c) 200 218,818
5.00%, 02/01/28 (c) 1,310 1,436,871
Indiana Finance Authority,
Series C (RB)
5.00%, 02/01/28 (c) 610 669,077
Indiana Housing and
Community Development
Authority, Single Family
Mortgage, Series A-1 (RB)
2.85%, 07/01/25 (c) 20 19,269
Indiana Municipal Power
Agency, Series A (RB)
5.00%, 01/01/28 (c) 250 270,734
Indianapolis Local Public
Improvement Bond Bank,
Courhouse and Jail Project,
Series A (RB)
5.00%, 02/01/29 (c) 1,715 1,912,187
Indianapolis Local Public
Improvement Bond Bank,
Series A (RB) (AGM)
4.00%, 06/01/31 (c) 2,000 1,985,261
14,555,318
Iowa : 0.3%
Iowa Finance Authority (RB)
5.00%, 08/01/27 (c) 1,000 1,088,182
Iowa Finance Authority, Series
A (RB)
5.00%, 08/01/31 (c) 1,000 1,132,047
5.00%, 08/01/33 (c) 1,000 1,171,668
5.00%, 08/01/33 (c) 1,000 1,163,065
4,554,962
Kansas : 0.3%
County of Butler, Unified
School District No. 385 (GO)
4.00%, 09/01/27 (c) 500 517,094
County of Johnson, Internal
Improvement, Series A (GO)
4.00%, 09/01/27 (c) 750 778,940

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Kansas (continued)
Kansas Development Finance
Authority, Adventhealth
Hospital, Series B (RB)
5.00%, 11/15/31 (p) $ 2,450 $ 2,754,436
State of Kansas, Department of
Transportation (RB)
5.00%, 09/01/27 (c) 1,165 1,259,531
5,310,001
Kentucky : 0.5%
Kentucky Public Energy
Authority, Gas Supply, Series
A-1 (RB)
4.00%, 08/01/30 (c) (p) 1,200 1,177,204
Kentucky State Property and
Building Commission, Project
No. 119 (RB) (BAM)
5.00%, 05/01/28 (c) 3,285 3,569,439
Louisville and Jefferson County,
Metro Government, Norton
Healthcare, Inc., Series A (RB)
4.00%, 10/01/26 (c) 1,000 982,695
5.00%, 10/01/26 (c) 290 301,648
Louisville and Jefferson County,
Metro Government, Norton
Healthcare, Inc., Series D (RB)
5.00%, 10/01/29 (c) (p) 1,000 1,069,487
Louisville and Jefferson County,
Metropolitan Sewer District,
Kentucky Sewer and Drainage
System, Series A (RB)
4.00%, 08/11/23 (c) 1,500 1,500,173
University of Kentucky, Series
A (RB)
3.00%, 04/01/26 (c) 770 721,838
4.00%, 04/01/26 (c) 500 508,514
9,830,998
Louisiana : 0.9%
Ascension Parish-Wide School
District (GO)
4.00%, 03/01/30 (c) 1,000 1,007,876
Jefferson Sales Tax District,
Parish of Jefferson, Series B
(RB) (AGM)
5.00%, 12/01/29 (c) 615 682,449
Jefferson Sales Tax District,
Series B (RB) (AGM)
4.00%, 12/01/29 (c) 500 510,575
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Series B (RB)
2.50%, 04/01/26 (c) 1,455 1,189,642
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/27 (c) 5,040 4,873,111
Par
(000’s) Value
Louisiana (continued)
Louisville Public Facilities
Authority, Tulane University,
Series A (RB)
5.00%, 10/15/32 (c) $ 1,000 $ 1,129,101
State of Louisiana, Series A
(GO)
5.00%, 03/01/30 (c) 930 1,049,688
5.00%, 03/01/31 (c) 750 865,862
5.00%, 03/01/31 (c) 1,000 1,117,060
5.00%, 04/01/33 (c) 1,000 1,165,508
5.00%, 04/01/33 (c) 1,000 1,180,621
State of Louisiana, Series A
(GO) (BAM)
5.00%, 03/01/30 (c) 910 1,030,126
15,801,619
Maryland : 2.5%
City of Baltimore, Wastewater
Project, Series C (RB)
5.00%, 01/01/25 (c) 1,500 1,520,441
County of Baltimore (GO)
4.00%, 03/01/30 (c) 1,140 1,208,303
5.00%, 03/01/30 945 1,080,939
County of Baltimore (GO) (AGC)
4.00%, 03/01/29 (c) 1,925 2,024,222
County of Baltimore (GO) (CA
MTG INS)
4.00%, 03/01/29 (c) 2,420 2,511,785
County of Montgomery, Series
A (GO)
3.00%, 08/01/30 (c) 750 740,846
County of Montgomery, Series
C (GO)
4.00%, 10/01/27 (c) 1,070 1,116,020
Maryland Department of
Transportation (RB)
3.00%, 09/01/27 (c) 500 493,576
Prince George's County, Public
Improvement, Series A (GO)
5.00%, 07/15/28 (c) 1,150 1,273,327
5.00%, 07/15/28 (c) 2,500 2,718,449
5.00%, 08/01/33 (c) 4,000 4,817,713
5.00%, 08/01/33 (c) 2,500 2,977,064
Prince George's County, Public
Improvement, Series A (GO)
(SAW)
4.00%, 07/15/28 (c) 1,000 1,050,518
State of Maryland (GO)
4.00%, 06/01/24 (c) 1,500 1,508,840
State of Maryland State, Series
A (GO)
4.00%, 08/01/31 (c) 1,000 1,056,795
5.00%, 08/01/30 (c) 1,000 1,139,019
State of Maryland, Department
of Transportation (RB)
2.12%, 10/01/29 (c) 2,000 1,634,104
3.00%, 11/01/24 (c) 520 515,806
3.12%, 05/01/25 (c) 855 851,681
4.00%, 05/01/28 (c) 750 791,345

Par
(000’s) Value
Maryland (continued)
State of Maryland, Department
of Transportation (RB) (SAW)
2.12%, 10/01/27 (c) $ 2,340 $ 2,116,991
State of Maryland, State and
Local Facilities Loan (GO)
4.00%, 08/01/28 (c) 530 555,508
5.00%, 03/15/29 (c) 3,000 3,365,666
5.00%, 08/01/28 (c) 1,000 1,107,023
State of Maryland, State and
Local Facilities Loan, Series
A (GO)
3.00%, 08/01/27 (c) 1,000 983,909
5.00%, 03/15/30 (c) 3,500 4,004,876
Washington Suburban
Sanitary District, Maryland
Consolidated Public
Improvement (GO)
5.00%, 06/01/26 (c) 1,650 1,745,262
44,910,028
Massachusetts : 3.5%
City of Boston, Series A (GO)
5.00%, 11/01/32 (c) 2,000 2,297,063
Commonwealth of
Massachusetts (RB) (BAM-
TCRS NATL)
5.50%, 01/01/34 3,000 3,583,421
Commonwealth of
Massachusetts (RB) (NATL)
5.50%, 01/01/34 1,000 1,177,245
Commonwealth of
Massachusetts
Transportation Fund, Series
A (RB)
5.00%, 06/01/24 (c) 1,275 1,296,096
Commonwealth of
Massachusetts, Accelerated
Bridge Program, Series A (RB)
5.00%, 06/01/24 (c) 980 994,234
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 10/01/31 3,000 3,518,545
Commonwealth of
Massachusetts, Series B (GO)
5.00%, 07/01/26 (c) 1,860 1,961,720
5.00%, 07/01/26 (c) 600 634,253
Commonwealth of
Massachusetts, Series C (GO)
3.00%, 02/01/24 (c) 400 393,573
5.00%, 05/01/30 1,000 1,144,778
5.00%, 08/31/23 (c) 350 350,474
5.00%, 08/31/23 (c) 2,000 2,002,897
Commonwealth of
Massachusetts, Series C (GO)
(AGM)
5.00%, 05/01/31 2,665 3,104,675
Commonwealth of
Massachusetts, Series D (GO)
4.00%, 11/01/30 (c) 2,000 2,054,415
4.00%, 05/01/28 (c) 1,165 1,205,267
Par
(000’s) Value
Massachusetts (continued)
5.00%, 07/01/30 (c) $ 365 $ 408,863
Commonwealth of
Massachusetts, Series D (GO)
(SBG)
5.00%, 07/01/30 (c) 2,000 2,211,823
Commonwealth of
Massachusetts, Series E (GO)
3.00%, 11/01/27 (c) 1,275 1,248,936
4.00%, 04/01/25 (c) 1,000 1,000,352
4.00%, 04/01/25 (c) 1,000 1,008,586
4.00%, 09/01/25 (c) 3,000 2,990,572
5.00%, 11/01/30 (c) 1,000 1,149,802
5.00%, 09/01/28 (c) 1,010 1,093,733
Commonwealth of
Massachusetts, Series E (GO)
(AGM)
5.00%, 05/01/24 (c) 1,100 1,114,929
Commonwealth of
Massachusetts,
Transportation Fund, Series
A (GO)
5.00%, 12/01/26 (c) 500 531,464
Commonwealth of
Massachusetts,
Transportation Fund, Series
A (RB)
5.00%, 06/01/31 (c) 800 901,988
Massachusetts Bay
Transportation Authority
Sales Tax, Series A-1 (RB)
5.00%, 07/01/33 (c) 1,000 1,138,714
Massachusetts Department of
Transportation, Metropolitan
Highway System, Series A
(RB) (SAW)
5.00%, 01/01/29 (c) 1,000 1,107,822
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health Issue, Series K
(RB)
5.00%, 07/01/29 (c) 255 274,301
Massachusetts Development
Finance Agency, CareGroup
Issue, Series J-2 (RB) (SBG)
5.00%, 07/01/28 (c) 130 139,128
Massachusetts Development
Finance Agency, Harvard
University Issue, Series A (RB)
4.00%, 07/15/26 (c) 2,000 2,036,588
5.00%, 07/15/26 (c) 480 509,512
5.00%, 07/15/26 (c) 6,300 6,702,069
Massachusetts Development
Finance Agency, Partners
Healthcare System, Series S
(RB)
4.00%, 01/01/28 (c) 1,500 1,523,731

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, Suffolk
University (RB)
5.00%, 07/01/27 (c) $ 500 $ 517,777
Massachusetts School Building
Authority, Dedicated Sales
Tax, Series C (RB)
5.00%, 08/15/25 (c) 1,150 1,184,872
Massachusetts Water
Resources Authority, Series B
(RB) (AGM)
5.25%, 08/01/30 2,000 2,332,013
Massachusetts Water
Resources Authority, Series
C (RB)
5.00%, 08/01/27 (c) 2,115 2,303,181
University of Massachusetts
Building Authority (RB)
5.00%, 11/01/27 (c) 1,020 1,109,451
5.00%, 11/01/29 (c) 750 838,550
5.00%, 05/01/29 (c) 1,220 1,356,244
University of Massachusetts
Building Authority (RB) (SD
CRED PROG)
5.00%, 11/01/29 (c) 500 561,438
63,015,095
Michigan : 1.0%
Detroit City School District,
Series A (GO) (AGM Q-SBLF)
6.00%, 05/01/29 3,185 3,537,953
Great Lakes Water Authority,
Sewage Disposal System,
Second Lien, Series C (RB)
5.00%, 07/01/26 (c) 250 262,145
5.00%, 07/01/26 (c) 250 262,273
Great Lakes Water Authority,
Sewage Disposal System,
Senior Lien, Series B (RB)
5.00%, 07/01/26 (c) 290 302,399
5.00%, 07/01/26 (c) 570 598,307
5.00%, 07/01/26 (c) 500 526,997
Great Lakes Water Authority,
Sewage Disposal System,
Senior Lien, Series C (RB)
5.00%, 07/01/26 (c) 1,025 1,073,754
Kalamazoo Michigan Hospital
Facilities, Bronson Healthcare
Group (RB)
4.00%, 05/15/26 (c) 2,000 1,976,199
Michigan Finance Authority,
Henry Ford Health System
(RB)
3.00%, 11/15/26 (c) 140 128,694
Michigan Finance Authority,
Local Government Loan
Program, Series H-1 (RB)
5.00%, 10/01/24 (c) 725 732,632
Par
(000’s) Value
Michigan (continued)
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
5.00%, 12/01/27 (c) $ 2,000 $ 2,133,727
5.00%, 12/01/27 (c) 585 620,781
State of Michigan, Building
Authority, Series I (RB)
5.00%, 10/15/26 (c) 570 603,493
State of Michigan,
Environmental Program (GO)
3.00%, 05/01/26 (c) 410 396,962
State of Michigan,
Environmental Program,
Series A (GO)
3.00%, 05/15/30 (c) 750 684,697
State of Michigan, Housing
Development Authority,
Single-Family Mortgage,
Series B (RB)
3.10%, 06/01/26 (c) 1,370 1,307,163
State of Michigan, Trunk Line,
Series A (RB)
5.00%, 11/15/31 (c) 1,900 2,193,496
17,341,672
Minnesota : 1.0%
City of Minneapolis, Fairview
Health Services, Series A (RB)
5.00%, 11/15/28 (c) 125 133,117
County of Hennepin, Minnesota
First Lien Sales Tax, Series A
(RB)
5.00%, 12/15/26 (c) 1,000 1,059,663
Minneapolis-St. Paul
Metropolitan Airports
Commission, Series B (RB)
5.00%, 01/01/24 (c) 2,500 2,513,902
5.00%, 01/01/27 (c) 325 345,460
5.00%, 01/01/27 (c) 515 547,988
Minnesota Public Facilities
Authority, Series A (RB)
5.00%, 03/01/26 (c) 1,500 1,572,546
Regents of the University of
Minnesota, Series B (RB)
5.00%, 12/01/27 (c) 1,000 1,089,287
State of Minnesota, Various
Purpose, Series A (GO)
5.00%, 08/01/29 (c) 1,000 1,127,451
5.00%, 08/01/29 (c) 1,000 1,109,621
5.00%, 08/01/30 (c) 2,000 2,234,536
5.00%, 08/01/30 (c) 2,000 2,252,153
State of Minnesota, Various
Purpose, Series D (GO)
2.25%, 08/01/26 (c) 925 862,294
3.00%, 10/01/27 (c) 1,000 985,034
3.00%, 10/01/27 (c) 1,000 985,732

Par
(000’s) Value
Minnesota (continued)
White Bear Lake, independent
School District No. 624, Series
A (GO) (SD CRED PROG)
3.00%, 02/01/28 (c) $ 1,000 $ 983,661
17,802,445
Mississippi : 0.1%
State of Mississippi, Series A
(GO)
5.00%, 10/01/27 (c) 430 465,744
State of Mississippi, Series A
(RB)
5.00%, 10/15/28 (c) 550 582,272
5.00%, 10/15/28 (c) 400 430,095
5.00%, 10/15/28 (c) 1,000 1,070,590
2,548,701
Missouri : 0.6%
City of Springfield, Public Utility
(RB)
4.00%, 08/01/25 (c) 1,000 1,012,844
County of St. Louis, Hazewood
School District, Series A (GO)
(BAM)
5.00%, 03/01/32 (c) 1,000 1,111,482
Curators of the University of
Missouri, Series A (RB)
5.00%, 11/01/24 (c) 1,405 1,435,626
Curators of the University of
Missouri, Series B (RB)
5.00%, 11/01/30 1,400 1,612,120
Health and Educational
Facilities Authority, Mercy
Health, Series A (RB)
5.00%, 12/01/28 (c) 250 270,342
Jackson County, Missouri
Reorganized School District
No. 4, Blue Spring, Series A
(GO) (SAW)
4.00%, 03/01/31 (c) 1,510 1,514,455
Missouri Joint Municipal Electric
Utility Commission, Prairie
State Project, Series A (RB)
4.00%, 06/01/26 (c) 685 697,530
Springfield School District No.
R-12 (GO)
4.00%, 03/01/29 (c) 650 677,327
Springfield School District No.
R-12 (GO) (SAW)
4.00%, 03/01/29 (c) 1,415 1,462,035
5.00%, 03/01/29 (c) 450 493,473
St. Louis School District, Board
of Education (GO) (AGM)
5.00%, 04/01/32 (c) 1,000 1,115,370
11,402,604
Nebraska : 0.5%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/32 1,280 1,372,835
5.00%, 09/01/34 3,300 3,572,038
Par
(000’s) Value
Nebraska (continued)
5.00%, 09/01/35 $ 2,000 $ 2,142,414
Nebraska Public Power District,
Series B (RB)
5.00%, 01/01/26 (c) 1,000 1,025,919
8,113,206
Nevada : 0.9%
Clark County, Limited Tax,
Series B (GO)
4.00%, 11/01/26 (c) 155 159,542
Clark County, Nevada Airport
System, Series A-2 (RB)
5.00%, 07/01/24 (c) 2,500 2,539,558
5.00%, 07/01/24 (c) 1,500 1,519,769
5.00%, 07/01/24 (c) 1,000 1,016,072
Clark County, Nevada Limited
Tax, Flood Control (GO)
4.00%, 05/01/25 (c) 1,675 1,686,862
Clark County, Nevada
McCarran International
Airport, Passenger Facility,
Series E (RB)
5.00%, 07/01/29 (c) 470 525,563
Clark County, School District,
Series A (GO) (AGM)
5.00%, 06/15/30 (c) 1,000 1,129,596
5.00%, 06/15/30 (c) 915 1,030,690
Clark County, School District,
Series B (GO) (BAM)
3.00%, 06/15/30 (c) 1,500 1,293,991
Clark County, School District,
Series C (GO)
5.00%, 12/15/27 (c) 1,050 1,128,423
Las Vegas Valley Water District,
Series C (GO)
3.00%, 06/01/31 (c) 1,000 969,957
State of Nevada, Highway
Improvement, Motor Vehicle
Fuel Tax (RB)
4.00%, 06/01/27 (c) 1,000 1,025,469
State of Nevada, Highway
Improvement, Motor Vehicle
Fuel Tax (RB) (AGM)
3.38%, 06/01/28 (c) 325 319,279
4.00%, 06/01/28 (c) 760 789,762
4.00%, 06/01/28 (c) 760 789,198
Truckee Meadows Water
Authority (RB)
5.00%, 07/01/26 (c) 355 372,619
16,296,350
New Jersey : 4.1%
County of Camden, Board of
Education of Township of
Cherry Hill (GO)
4.00%, 08/01/29 (c) 1,500 1,528,417
4.00%, 08/01/29 (c) 1,000 1,050,662
4.00%, 08/01/29 (c) 1,500 1,539,317
County of Hudson (GO)
2.00%, 11/15/28 (c) 2,000 1,660,900
2.00%, 11/15/28 (c) 685 548,254

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
2.12%, 11/15/28 (c) $ 265 $ 207,826
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB) (BAM)
3.12%, 07/01/27 (c) 755 741,695
New Jersey Economic
Development Authority, New
Jersey Transit Transportation
Project, Series A (RB) (AGM)
5.00%, 11/01/29 (c) 1,000 1,096,655
New Jersey Economic
Development Authority,
School Facilities Construction,
Series AAA (RB)
5.50%, 12/15/26 (c) 380 403,024
New Jersey Economic
Development Authority,
School Facilities Construction,
Series LLL (RB)
5.00%, 12/15/29 (c) 1,250 1,339,787
5.00%, 12/15/29 (c) 1,970 2,100,806
New Jersey Economic
Development Authority,
School Facilities Construction,
Series MMM (RB)
4.00%, 12/15/29 (c) 1,080 1,095,004
New Jersey Economic
Development Authority,
School Facilities Construction,
Series QQQ (RB)
4.00%, 12/15/30 (c) 1,000 1,001,450
New Jersey Economic
Development Authority, State
House Project, Series B (RB)
5.00%, 12/15/28 (c) 315 341,724
New Jersey Educational
Facilities Authority, Princeton
University, Series C (RB)
2.00%, 03/01/31 (c) 2,000 1,515,524
2.00%, 03/01/31 (c) 1,975 1,546,015
2.00%, 03/01/31 (c) 1,000 808,489
New Jersey Educational
Facilities Authority, Princeton
University, Series I (RB)
5.00%, 07/01/27 (c) 500 541,937
New Jersey Health Care
Facilities Financing Authority,
Hackensack Meridian Health,
Series A (RB)
4.00%, 07/01/27 (c) 1,000 1,007,980
New Jersey Health Care
Facilities Financing Authority,
Inspira Health, Series A (RB)
3.38%, 07/01/27 (c) 360 348,250
Par
(000’s) Value
New Jersey (continued)
New Jersey Health Care
Facilities Financing Authority,
Robert Wood Jonson
University Hospital, Series A
(RB)
5.25%, 08/31/23 (c) $ 2,355 $ 2,357,695
New Jersey Health Care
Facilities Financing Authority,
Valley Health System (RB)
5.00%, 07/01/29 (c) 1,000 1,092,855
New Jersey State Turnpike
Authority, Series B (RB)
5.00%, 01/01/28 (c) 1,080 1,175,632
5.00%, 01/01/28 (c) 2,900 3,153,954
New Jersey State, COVID-19,
Series A (GO)
4.00%, 06/01/31 1,000 1,066,937
4.00%, 06/01/32 1,135 1,213,257
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
4.00%, 12/15/28 (c) 2,830 2,925,778
4.25%, 06/15/33 (c) 3,000 3,032,657
5.00%, 12/15/28 (c) 1,000 1,064,292
5.00%, 12/15/28 (c) 1,100 1,186,624
5.00%, 12/15/28 (c) 1,395 1,512,129
5.00%, 06/15/26 (c) 435 456,661
New Jersey Transportation
Trust Fund Authority, Series
A-1 (RB)
4.10%, 06/15/26 (c) 780 792,844
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.00%, 12/15/30 (c) 1,000 992,240
4.75%, 06/15/25 (c) 2,950 2,981,110
5.00%, 12/15/30 (c) 1,200 1,291,331
New Jersey Transportation
Trust Fund Authority, Series
D (RB)
5.00%, 12/15/24 (c) 1,720 1,760,286
New Jersey Turnpike Authority,
Series A (RB)
5.00%, 07/01/24 (c) 4,000 4,055,448
New Jersey Turnpike Authority,
Series G (RB)
5.00%, 01/01/28 (c) 3,000 3,234,994
New Jersey Turnpike Authority,
Series G (RB) (AGM)
4.00%, 01/01/28 (c) 2,130 2,196,672
State of New Jersey, Various
Purposes (GO)
2.00%, 12/01/29 (c) 3,000 2,332,287
2.00%, 12/01/29 (c) 3,000 2,478,900
2.00%, 12/01/29 (c) 3,000 2,682,868
5.00%, 12/01/29 (c) 5,000 5,465,314
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/28 (c) 500 539,155

Par
(000’s) Value
New Jersey (continued)
5.00%, 06/01/28 (c) $ 2,755 $ 2,966,372
74,432,008
New Mexico : 0.1%
State of New Mexico (GO)
5.00%, 03/01/33 1,000 1,191,925
Underline
New York : 18.2%
Battery Park City Authorization,
Series B (RB)
5.00%, 11/01/33 (c) 1,000 1,181,744
City of New York, Housing
Development Corp., Series
G-1 (RB)
3.10%, 11/01/25 (c) 500 478,226
City of New York, Series A (GO)
4.00%, 08/01/26 (c) 485 497,708
4.00%, 08/01/31 (c) 600 609,640
City of New York, Series A-1
(GO)
5.00%, 08/01/29 1,000 1,121,797
5.00%, 09/01/32 (c) 2,000 2,271,982
City of New York, Series B-1
(GO)
4.00%, 10/01/29 (c) 1,800 1,815,632
5.00%, 10/01/29 (c) 500 561,175
5.00%, 10/01/29 (c) 1,125 1,260,246
5.00%, 11/01/30 1,000 1,147,258
5.00%, 12/01/26 (c) 395 419,268
5.25%, 10/01/27 (c) 920 1,007,490
City of New York, Series C (GO)
5.00%, 02/01/25 (c) 1,165 1,192,383
5.00%, 08/01/29 2,000 2,243,593
City of New York, Series D-1
(GO) (BAM)
5.00%, 03/01/30 (c) 1,565 1,731,255
City of New York, Series E (GO)
5.00%, 04/01/33 (c) 1,000 1,147,886
5.00%, 08/01/26 (c) 540 569,342
City of New York, Series E-1
(GO)
5.00%, 03/01/28 (c) 2,000 2,134,053
5.00%, 03/01/28 (c) 1,015 1,106,252
5.25%, 03/01/28 (c) 1,500 1,649,971
5.25%, 03/01/28 (c) 1,000 1,101,003
City of New York, Series F-1
(GO)
5.00%, 04/01/28 (c) 1,435 1,532,773
5.00%, 08/01/33 (c) 1,000 1,156,698
City of New York, Series L (GO)
5.00%, 04/01/29 (c) 655 728,107
City of New York, Series L-5
(GO)
5.00%, 04/01/31 (c) 1,865 2,141,527
City of New York, Series L-6
(GO)
5.00%, 04/01/29 (c) 1,000 1,113,644
Par
(000’s) Value
New York (continued)
County of Broome, Local
Development Corp., United
Health Services Hospitals, In.
Project (RB) (AGM)
4.00%, 04/01/30 (c) $ 925 $ 905,752
County of Monroe, Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
3.00%, 12/01/30 (c) 865 673,869
County of Nassau, Interim
Finance Authority, Public
Benefit Corp., Series A (RB)
4.00%, 05/15/31 (c) 1,000 1,086,333
5.00%, 05/15/31 (c) 1,500 1,745,354
County of Nassau, Series C (GO)
5.00%, 10/01/27 (c) 600 649,241
County of Suffolk, New York
Water System, Series A (RB)
5.00%, 06/01/28 (c) 1,515 1,657,654
County of Suffolk, Public
Improvement, Series C (GO)
4.00%, 09/01/30 (c) 1,000 1,003,446
5.00%, 09/01/30 (c) 1,500 1,700,257
Hudson Yards Infrastructure
Corp., Series A (RB)
5.00%, 02/15/27 (c) 1,400 1,490,703
5.00%, 02/15/27 (c) 1,700 1,809,181
5.00%, 02/15/27 (c) 460 489,352
5.00%, 02/15/27 (c) 1,000 1,065,315
Long Island Power Authority,
Electric System (RB)
5.00%, 09/01/27 (c) 500 543,988
5.00%, 09/01/27 (c) 305 332,033
5.00%, 09/01/27 (c) 750 815,652
Long Island Power Authority,
Electric System, Series A (RB)
3.00%, 09/01/28 (c) 450 413,972
Long Island Power Authority,
Electric System, Series B (RB)
5.00%, 09/01/26 (c) 2,000 2,095,943
Metropolitan Transportation
Authority, Series A (RB)
4.00%, 11/15/26 (c) 340 340,980
Metropolitan Transportation
Authority, Series A-2 (RB)
5.00%, 05/15/30 (p) 4,935 5,316,632
Metropolitan Transportation
Authority, Series B-2 (RB)
5.00%, 11/15/27 (c) 1,185 1,285,564
Metropolitan Transportation
Authority, Series C-1 (RB)
4.00%, 05/15/28 (c) 1,980 1,990,290
4.00%, 05/15/28 (c) 395 394,499
5.00%, 05/15/28 (c) 810 859,923
5.00%, 05/15/28 (c) 1,445 1,539,864
5.00%, 05/15/28 (c) 2,540 2,703,891
5.00%, 05/15/28 (c) 470 500,970
5.00%, 05/15/28 (c) 1,540 1,640,205

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
Metropolitan Transportation
Authority, Series C-2 (RB)
0.00%, 11/15/33 ^ $ 1,035 $ 694,437
Metropolitan Transportation
Authority, Series D (RB)
3.12%, 11/15/26 (c) 265 235,126
4.00%, 11/15/26 (c) 400 400,728
5.00%, 05/15/28 (c) 535 569,520
5.00%, 05/15/28 (c) 1,570 1,672,541
5.00%, 05/15/28 (c) 1,085 1,155,478
Metropolitan Transportation
Authority, Series D-1 (RB)
(BAM)
5.00%, 11/15/25 (c) 2,000 2,075,970
Metropolitan Transportation
Authority, Series E (RB)
5.00%, 11/15/23 (c) 1,775 1,778,739
5.00%, 11/15/30 1,000 1,098,177
New York City Housing
Development Corp., Multi-
Family Housing, Series A (RB)
(AGC)
2.90%, 04/01/30 (c) 1,000 853,903
New York City Housing
Development Corp., Multi-
Family Housing, Series A-1-C
(RB)
2.35%, 05/01/28 (c) 1,100 905,381
New York City Housing
Development Corp., Multi-
Family Housing, Series F-1
(RB) (FHA 542(C))
2.10%, 05/01/29 (c) 2,000 1,532,862
New York City Industrial
Development Agency,
Queens Baseball Stadium
Project, Series A (RB) (AGM)
2.00%, 01/01/31 (c) 1,250 887,919
4.00%, 01/01/31 (c) 500 522,628
5.00%, 01/01/31 2,700 3,030,996
New York City Industrial
Development Agency, Yankee
Stadium Project, Series A (RB)
(AGM)
4.00%, 09/01/30 (c) 2,500 2,596,687
5.00%, 03/01/30 2,145 2,380,934
New York City Municipal Water
Finance Authority, Series AA
(RB)
5.00%, 12/15/29 (c) 1,000 1,139,712
5.00%, 06/15/27 (c) 960 1,020,040
New York City Municipal Water
Finance Authority, Series BB
(RB)
5.00%, 06/15/27 (c) 310 334,661
New York City Municipal Water
Finance Authority, Series
CC-1 (RB)
5.00%, 12/15/26 (c) 1,000 1,052,458
Par
(000’s) Value
New York (continued)
New York City Municipal Water
Finance Authority, Series DD
(RB)
5.00%, 06/15/33 (c) $ 3,685 $ 4,428,205
New York City Municipal Water
Finance Authority, Series FF-2
(RB)
5.00%, 06/15/29 (c) 500 563,645
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series EE (RB)
5.00%, 12/15/27 (c) 750 800,696
New York City Transitional
Finance Authority Future Tax,
Series A-1 (RB)
5.00%, 05/01/33 (c) 1,000 1,149,783
5.00%, 05/01/33 (c) 1,000 1,161,982
New York City Transitional
Finance Authority Future Tax,
Series F-1 (RB)
5.00%, 02/01/33 (c) 1,000 1,130,105
New York City Transitional
Finance Authority, Building
Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/31 (c) 1,400 1,239,468
4.00%, 07/15/31 (c) 1,375 1,433,637
New York City Transitional
Finance Authority, Building
Aid, Series S-2 (RB) (SAW)
5.00%, 07/15/28 (c) 1,010 1,115,517
New York City Transitional
Finance Authority, Building
Aid, Series S-3 (RB) (SAW)
5.00%, 07/15/28 (c) 1,605 1,767,644
5.00%, 07/15/28 (c) 1,000 1,088,836
New York City Transitional
Finance Authority, Building
Aid, Series S-4 (RB) (SAW)
5.00%, 07/15/28 (c) 500 550,668
5.25%, 07/15/28 (c) 1,415 1,558,215
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A (RB)
3.00%, 11/01/30 (c) 2,000 1,803,100
5.00%, 11/01/30 (c) 3,000 3,377,105
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A-1 (RB)
4.00%, 05/01/26 (c) 630 648,967
5.00%, 11/01/31 (c) 1,000 1,161,060
5.00%, 05/01/26 (c) 880 922,272
5.00%, 05/01/26 (c) 450 471,616
5.00%, 05/01/26 (c) 655 686,464

Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A-2 (RB)
5.00%, 08/01/27 (c) $ 2,000 $ 2,118,927
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B-1 (RB)
4.00%, 11/01/29 (c) 1,500 1,505,156
4.00%, 08/01/31 (c) 1,190 1,195,139
5.00%, 05/01/24 (c) 2,980 3,013,286
5.00%, 05/01/27 (c) 1,065 1,143,478
5.00%, 08/01/24 (c) 1,345 1,367,362
5.00%, 08/01/26 (c) 690 727,088
5.00%, 08/01/26 (c) 895 942,844
5.00%, 08/01/26 (c) 530 559,110
5.00%, 08/01/26 (c) 540 568,867
5.00%, 08/01/27 (c) 350 377,032
5.00%, 08/01/27 (c) 1,000 1,079,627
5.00%, 08/01/28 (c) 780 854,627
5.00%, 08/01/30 (c) 1,000 1,138,924
5.00%, 08/01/31 (c) 1,000 1,152,943
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C (RB)
5.00%, 05/01/27 (c) 900 965,764
5.00%, 05/01/27 (c) 2,280 2,449,193
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C-1 (RB)
4.00%, 11/01/30 (c) 1,690 1,696,626
4.00%, 11/01/30 (c) 775 774,570
5.00%, 11/01/30 (c) 1,400 1,599,431
5.00%, 11/01/30 (c) 2,500 2,794,280
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
D-1 (RB)
4.00%, 05/01/32 (c) 1,500 1,519,264
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E-1 (RB)
5.00%, 02/01/25 (c) 1,195 1,221,683
5.00%, 02/01/26 (c) 1,500 1,564,676
5.00%, 02/01/27 (c) 1,710 1,796,243
5.00%, 02/01/27 (c) 1,190 1,270,961
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
G-1 (RB)
4.00%, 11/01/30 6,000 6,471,238
New York City Water and Sewer
System, Series AA-2 (RB)
3.00%, 12/15/30 (c) 660 562,495
Par
(000’s) Value
New York (continued)
New York City Water and Sewer
System, Series EE (RB) (AGC)
5.00%, 06/15/29 (c) $ 800 $ 866,487
New York Liberty Development
Corp., Goldman Sachs
Headquarters Issue (RB)
5.25%, 10/01/35 1,000 1,144,115
New York State Dormitory
Authority, Memorial Sloan-
Kettering Cancer Center,
Series 1 (RB)
4.00%, 07/01/29 (c) 1,000 1,008,863
New York State Dormitory
Authority, Montefiore
Medical Center, Series A (RB)
5.00%, 08/01/28 (c) 1,000 1,011,163
New York State Dormitory
Authority, New York
University, Series A (RB)
5.00%, 07/01/25 (c) 3,000 3,102,056
5.00%, 07/01/27 (c) 1,140 1,233,471
5.00%, 07/01/28 (c) 385 423,150
New York State Dormitory
Authority, New York
University, Series A (RB) (AGC)
5.00%, 03/15/28 (c) 1,250 1,336,153
New York State Dormitory
Authority, Sales Tax, Series
A (RB)
5.00%, 03/15/24 (c) 2,150 2,171,855
5.00%, 03/15/24 (c) 1,310 1,322,029
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (AGM-ST AID
WITHHLDG)
5.00%, 10/01/31 (c) 1,000 1,129,784
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (SAW)
5.00%, 10/01/26 (c) 1,325 1,401,227
5.00%, 10/01/26 (c) 1,200 1,259,787
New York State Dormitory
Authority, State Personal
Income Tax, Series A (RB)
3.00%, 09/15/30 (c) 3,120 2,753,639
4.00%, 02/15/27 (c) 1,235 1,259,263
4.00%, 02/15/27 (c) 475 487,227
4.00%, 02/15/27 (c) 1,000 1,035,303
4.00%, 03/15/31 (c) 1,075 1,101,094
4.00%, 03/15/31 (c) 2,795 2,830,620
4.00%, 09/15/30 (c) 1,135 1,160,963
5.00%, 02/15/27 (c) 595 635,066
5.00%, 02/15/27 (c) 2,115 2,258,615
5.00%, 03/15/29 (c) 2,370 2,636,479
5.00%, 03/15/29 (c) 1,950 2,159,478
5.00%, 03/15/29 (c) 3,910 4,301,604
5.00%, 03/15/30 1,000 1,136,222

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
5.00%, 08/15/26 (c) $ 2,000 $ 2,086,100
5.00%, 09/15/32 (c) 2,000 2,254,637
5.25%, 09/15/28 (c) 1,305 1,425,510
New York State Dormitory
Authority, State Personal
Income Tax, Series B (RB)
5.00%, 02/15/25 (c) 1,095 1,123,456
5.00%, 08/15/27 (c) 2,000 2,159,432
5.00%, 08/15/27 (c) 2,270 2,413,664
New York State Dormitory
Authority, State Personal
Income Tax, Series C (RB)
5.00%, 03/15/24 (c) 385 388,843
New York State Dormitory
Authority, State Personal
Income Tax, Series D (RB)
5.00%, 02/15/30 1,150 1,304,732
5.00%, 02/15/30 (c) 2,000 2,255,873
5.00%, 08/15/26 (c) 940 993,242
New York State Dormitory
Authority, State Personal
Income Tax, Series E (RB)
4.00%, 03/15/32 (c) 2,000 2,053,994
4.00%, 03/15/32 (c) 1,500 1,521,247
5.00%, 09/15/25 (c) 3,000 3,108,359
New York State Dormitory
Authority, State Sales Tax,
Series A (RB)
5.00%, 01/01/27 (c) 250 259,529
5.00%, 03/15/24 (c) 340 343,477
5.00%, 03/15/27 (c) 1,000 1,066,953
5.00%, 03/15/27 (c) 305 325,920
5.00%, 03/15/27 (c) 515 550,202
5.00%, 03/15/27 (c) 2,110 2,249,795
New York State Dormitory
Authority, State Sales Tax,
Series C (RB)
5.00%, 03/15/28 (c) 1,970 2,139,324
5.00%, 03/15/28 (c) 520 567,764
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series A (RB)
5.00%, 06/15/24 (c) 2,000 2,029,370
5.00%, 06/15/26 (c) 415 437,779
5.00%, 06/15/26 (c) 765 807,639
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series B (RB)
4.00%, 06/15/29 (c) 1,530 1,577,185
5.00%, 06/15/29 (c) 1,250 1,389,832
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series E (RB)
3.00%, 06/15/27 (c) 495 498,510
5.00%, 06/15/27 (c) 1,000 1,083,790
5.00%, 06/15/27 (c) 500 540,966
Par
(000’s) Value
New York (continued)
New York State Housing
Finance Agency, Series H (RB)
(AGM)
2.10%, 05/01/29 (c) $ 835 $ 663,984
New York State Thruway
Authority, Personal Income
Tax, Series A-1 (RB)
4.00%, 03/15/31 (c) 525 521,566
New York State Thruway
Authority, Series A (RB)
5.00%, 01/01/26 (c) 650 676,438
5.00%, 01/01/26 (c) 600 624,120
New York State Thruway
Authority, Series B (RB) (AGM)
4.00%, 01/01/30 (c) 3,155 3,155,317
4.00%, 01/01/30 (c) 800 812,325
New York State Thruway
Authority, Series K (RB)
5.00%, 01/01/25 (c) 2,500 2,554,774
5.00%, 01/01/25 (c) 4,335 4,429,375
New York State Thruway
Authority, Series L (RB)
3.50%, 01/01/28 (c) 1,120 1,064,820
New York State Thruway
Authority, Series O (RB)
4.00%, 07/01/31 (c) 2,000 1,994,390
New York State Thruway
Authority, State Personal
Income, Series A-1 (RB)
5.00%, 03/15/31 (c) 2,000 2,301,202
5.00%, 03/15/31 (c) 800 914,492
New York State Urban
Development Corp., Personal
Income Tax, Series A (RB)
4.00%, 09/15/30 (c) 500 498,528
New York State Urban
Development Corp., State
Personal Income, Series A
(RB)
5.00%, 03/15/27 (c) 750 802,507
5.00%, 08/21/23 (c) 1,800 1,802,025
5.00%, 09/15/29 2,000 2,252,054
5.00%, 09/15/30 (c) 1,475 1,643,590
New York State Urban
Development Corp., State
Personal Income, Series C
(RB)
4.00%, 09/15/30 (c) 1,000 1,057,623
4.00%, 09/15/30 (c) 1,000 1,018,471
5.00%, 09/15/27 (c) 4,295 4,642,619
5.00%, 09/15/27 (c) 350 378,443
New York State Urban
Development Corp., State
Sales Tax, Series A (RB)
5.00%, 09/15/29 (c) 1,000 1,111,428
5.00%, 09/15/31 (c) 4,500 5,148,814

Par
(000’s) Value
New York (continued)
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project,
Series C (RB)
5.00%, 12/01/30 $ 1,150 $ 1,268,902
5.00%, 12/01/30 (c) 1,000 1,068,439
5.00%, 12/01/30 (c) 750 813,787
Port Authority of New York and
New Jersey, Series 179 (RB)
5.00%, 12/01/23 (c) 2,000 2,009,735
Port Authority of New York and
New Jersey, Series 184 (RB)
5.00%, 09/01/24 (c) 2,000 2,034,878
Port Authority of New York and
New Jersey, Series 205 (RB)
5.00%, 11/15/27 (c) 840 914,690
Port Authority of New York and
New Jersey, Series 209 (RB)
5.00%, 07/15/28 (c) 500 544,889
Port Authority of New York and
New Jersey, Series 211 (RB)
5.00%, 09/01/28 (c) 500 553,043
Port Authority of New York and
New Jersey, Series 217 (RB)
5.00%, 11/01/29 (c) 500 552,578
Port Authority of New York and
New Jersey, Series 222 (RB)
4.00%, 07/15/30 (c) 2,600 2,709,966
4.00%, 07/15/30 (c) 3,975 4,097,700
5.00%, 07/15/30 (c) 1,000 1,134,502
5.00%, 07/15/30 (c) 1,000 1,143,808
State of New York, Mortgage
Agency, Series 195 (RB)
3.00%, 04/01/25 (c) 615 593,618
State of New York, Mortgage
Agency, Series 205 (RB)
3.12%, 10/01/26 (c) 460 439,303
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax (RB)
5.00%, 11/15/31 1,000 1,174,989
5.00%, 05/15/33 (c) 1,000 1,196,306
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series C-1A (RB)
5.00%, 11/15/31 (c) 1,225 1,386,807
Triborough Bridge and Tunnel
Authority, Series B (RB)
5.00%, 11/15/31 1,000 1,174,177
5.00%, 05/15/27 (c) 1,070 1,148,019
5.00%, 05/15/27 (c) 2,085 2,204,354
5.00%, 05/15/27 (c) 1,000 1,058,786
5.00%, 05/15/27 (c) 1,255 1,345,661
Troy Capital Resource Corp.,
Rensselaer Polytechnic
Institute Project, Series A (RB)
5.00%, 09/01/30 (c) 500 536,364
5.00%, 09/01/30 (c) 1,795 1,980,112
Par
(000’s) Value
New York (continued)
TSASC, Inc., Tobacco Settlement
Bonds, Series A (RB)
5.00%, 06/01/27 (c) $ 845 $ 872,650
5.00%, 06/01/27 (c) 500 520,047
Utility Debt Securitization
Authority (RB)
5.00%, 12/15/25 (c) 2,830 2,939,947
5.00%, 12/15/27 (c) 2,000 2,163,003
Utility Debt Securitization
Authority, Series A (RB)
5.00%, 06/15/26 (c) 500 527,727
5.00%, 06/15/26 (c) 610 646,417
5.00%, 06/15/26 (c) 2,000 2,118,833
Utility Debt Securitization
Authority, Series E (RB)
5.00%, 12/15/23 (c) 1,250 1,257,817
5.00%, 12/15/32 (c) 2,000 2,370,978
329,094,806
North Carolina : 1.3%
Charlotte-Mecklenburg
Hospital Authority, Atrium
Health Care, Series B (RB)
1.95%, 11/01/29 (p) 1,500 1,339,572
Charlotte-Mecklenburg
Hospital Authority, Atrium
Health Care, Series D (RB)
5.00%, 12/01/31 (p) 3,000 3,414,220
County of Mecklenburg, Series
A (GO)
4.00%, 04/01/27 (c) 900 934,004
County of Mecklenburg, Series
B (GO)
2.00%, 12/01/26 (c) 250 226,901
County of Wake (RB)
3.00%, 03/01/31 (c) 1,500 1,438,234
North Carolina Charlotte
Douglas International Airport,
Series A (RB)
4.00%, 07/01/31 (c) 1,000 1,021,412
North Carolina Housing
Finance Agency Home
Ownership (RB)
4.60%, 07/01/31 (c) 1,000 1,018,527
North Carolina Municipal
Power Agency No. 1, Series
A (RB)
5.00%, 01/01/30 (c) 1,000 1,108,676
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/27 (c) 500 526,110
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
(AGM)
5.00%, 01/01/29 (c) 380 414,790

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
North Carolina (continued)
North Carolina Turnpike
Authority, Triangle
Expressway System, Series
A (RB)
4.00%, 01/01/28 (c) $ 890 $ 920,548
4.00%, 01/01/28 (c) 360 372,018
4.00%, 01/01/28 (c) 800 824,197
State of North Carolina,
Department of State
Treasurer, Series B (GO)
2.12%, 06/01/29 (c) 625 520,267
State of North Carolina, Grant
Anticipation Vehicle (RB)
5.00%, 03/01/29 (c) 1,500 1,668,002
State of North Carolina, Series
A (GO)
3.00%, 06/01/28 (c) 380 373,743
5.00%, 06/01/28 (c) 1,140 1,263,384
5.00%, 06/01/30 (c) 1,100 1,268,601
State of North Carolina, Series
A (RB)
5.00%, 05/01/29 (c) 1,000 1,123,823
5.00%, 05/01/32 (c) 1,000 1,176,635
State of North Carolina, Series
B (RB)
3.00%, 05/01/27 (c) 800 778,234
5.00%, 05/01/27 (c) 880 948,843
University of North Carolina at
Chapel Hill, Series B (RB)
5.00%, 12/01/31 (c) 1,000 1,140,398
23,821,139
Ohio : 1.9%
Akron Bath Copley Joint
Township Hospital District,
Summa Health (RB)
4.00%, 11/15/30 (c) 1,000 931,614
4.00%, 11/15/30 (c) 1,000 954,892
Buckeye Tobacco Settlement
Financing Authority, Series
A-2 (RB)
5.00%, 06/01/30 (c) 3,000 3,246,521
5.00%, 06/01/30 (c) 500 542,661
5.00%, 06/01/30 (c) 500 543,293
City of Columbus, Various
Purpose, Series A (GO)
5.00%, 04/01/30 1,000 1,142,355
City of Columbus, Various
Purpose, Series B (GO)
5.00%, 04/01/29 (c) 1,245 1,398,447
County of Allen, Ohio Hospital
Facilities, Mercy Health,
Series A (RB)
5.00%, 12/01/29 1,250 1,394,434
5.00%, 02/01/28 (c) 1,030 1,113,971
5.00%, 06/01/30 (c) 1,000 1,117,141
County of Butler, Ohio Hospital
facilities, UC Health (RB)
4.00%, 11/15/27 (c) 1,205 1,073,520
Par
(000’s) Value
Ohio (continued)
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.00%, 02/15/27 (c) $ 100 $ 102,742
County of Hamilton, Series A
(RB)
4.00%, 12/01/26 (c) 1,000 1,018,628
Northeast Ohio Regional Sewer
District (RB)
3.00%, 11/15/29 (c) 1,000 945,602
Ohio State University, Series
A (RB)
5.00%, 12/01/29 2,225 2,521,881
Ohio Turnpike and
Infrastructure Commission,
Series A (RB)
5.00%, 02/15/28 (c) 1,845 2,012,031
5.00%, 02/15/28 (c) 500 544,342
5.00%, 02/15/28 (c) 500 544,483
Ohio Water Development
Authority, Drinking Water,
Series A (RB)
5.00%, 06/01/31 (c) 1,335 1,518,683
Ohio Water Development
Authority, Fresh Water (RB)
5.00%, 12/01/29 (c) 1,760 1,948,025
Ohio Water Development
Authority, Water Pollution
Control, Series A (RB)
5.00%, 06/01/27 (c) 2,065 2,219,491
5.00%, 06/01/30 (c) 1,000 1,145,004
5.00%, 06/01/30 (c) 1,970 2,196,676
State of Ohio Hospital,
Cleveland Clinic Health
System, Series A (GO)
5.00%, 03/15/24 (c) 480 484,584
State of Ohio Hospital,
Cleveland Clinic Health
System, Series A (RB)
4.00%, 01/01/28 (c) 760 782,211
State of Ohio, Higher
Educational Facility, Case
Western Reserve University
Project (RB)
3.25%, 12/01/25 (c) 165 160,425
State of Ohio, Highway Capital
Improvement, Series T (GO)
5.00%, 05/01/27 (c) 1,000 1,071,036
State of Ohio, Major New
Infrastructure Project (RB)
5.00%, 12/15/31 1,225 1,435,139
34,109,832
Oklahoma : 0.2%
Canadian County Educational
Facilities Authority, Mustang
Public Schools (RB)
3.00%, 09/01/26 (c) 330 327,232

Par
(000’s) Value
Oklahoma (continued)
Grand River Dam Authority,
Series A (RB)
4.00%, 12/01/26 (c) $ 2,000 $ 2,034,974
5.00%, 12/01/26 (c) 515 545,970
Oklahoma Turnpike Authority,
Series C (RB)
5.00%, 01/01/27 (c) 565 600,295
3,508,471
Oregon : 1.2%
Asante Health System, Hospital
Facilities Authority of the City
of Medford, Asante Projects,
Series A (RB)
5.00%, 08/15/30 (c) 720 793,121
Asante Health System, Hospital
Facilities Authority of the City
of Medford, Asante Projects,
Series A (RB) (AGM)
5.00%, 08/15/30 (c) 700 768,966
City of Portland Oregon, Sewer
System, Series A (RB)
3.00%, 09/01/30 (c) 2,350 2,140,791
Corvallis School District No.
509J, Series B (GO) (SBG)
5.00%, 06/15/28 (c) 1,285 1,400,377
Hillsboro School District No. 1J
(GO) (SBG)
5.00%, 06/15/27 (c) 1,000 1,071,198
5.00%, 06/15/27 (c) 590 629,118
Multnomah and Clackamas
Counties School District No.
10JT (GO) (SBG)
0.01%, 06/15/27 (c) 1,010 680,591
0.01%, 06/15/27 (c) 1,215 860,661
Multnomah County School
District No. 1J, Series B (GO)
(SBG)
3.00%, 06/15/30 (c) 1,280 1,251,670
Portland Community College
District (GO)
5.00%, 06/15/33 (c) 1,000 1,169,525
Salem-Keizer School District
No. 24J (GO) (SBG)
4.00%, 06/15/28 (c) 740 766,188
4.00%, 06/15/30 (c) 2,000 2,032,967
5.00%, 06/15/28 (c) 545 596,484
State of Oregon, Department
of Transportation, Highway
User Tax, Series A (RB)
4.00%, 11/15/30 (c) 3,000 3,053,207
5.00%, 11/15/29 (c) 1,650 1,836,884
5.00%, 11/15/30 (c) 1,000 1,129,408
Tri-County Metropolitan
Transportation District of
Oregon, Series A (RB)
3.25%, 04/01/28 (c) 570 547,550
Par
(000’s) Value
Oregon (continued)
Washington County, Beaverton
School District No. 48, Series
A (GO) (SBG)
0.00%, 06/15/32 (c) ^ $ 1,000 $ 495,038
0.00%, 06/15/32 (c) ^ 1,000 466,927
21,690,671
Pennsylvania : 3.8%
Allegheny County Hospital
Development Authority,
Series A (RB)
5.00%, 04/01/28 (c) 1,120 1,183,650
5.00%, 07/15/29 (c) 360 396,351
5.00%, 07/15/29 (c) 810 888,695
Allegheny County Sanitary
Authority (RB)
5.00%, 12/01/25 (c) 1,000 1,028,558
City of Philadelphia (GO) (AGM)
5.00%, 08/01/27 (c) 380 404,792
City of Philadelphia, Gas Works
(RB)
5.00%, 10/01/26 (c) 735 765,557
5.00%, 10/01/26 (c) 680 704,355
5.00%, 10/01/26 (c) 880 917,388
5.00%, 10/01/26 (c) 970 1,007,676
City of Philadelphia, Series A
(GO)
4.00%, 05/01/31 (c) 1,925 1,906,816
5.00%, 08/01/27 (c) 750 802,283
5.00%, 08/01/27 (c) 750 802,417
City of Philadelphia, Series A
(RB) (AGC)
4.00%, 07/01/30 (c) 1,000 1,013,370
City of Philadelphia, Series B
(GO)
5.00%, 08/01/29 (c) 1,500 1,626,200
Commonwealth Financing
Authority, Series A (RB)
5.00%, 06/01/25 (c) 1,595 1,630,621
Commonwealth Financing
Authority, Tobacco Master
Settlement Payment (RB)
5.00%, 06/01/28 (c) 775 835,488
Commonwealth of
Pennsylvania (GO)
3.00%, 01/01/27 (c) 510 504,535
3.00%, 09/15/26 (c) 1,055 1,000,482
4.00%, 02/01/26 (c) 1,500 1,532,249
4.00%, 05/15/31 (c) 2,000 2,140,916
4.00%, 08/15/25 (c) 1,500 1,520,954
Geisinger Authority Health
System, Series A (RB)
4.00%, 04/01/30 (c) 1,000 990,020
Geisinger Authority Health
System, Series C (RB)
5.00%, 04/01/30 (c) (p) 2,000 2,164,152
Lancaster County, Hospital
Authority, Penn State Health
(RB)
5.00%, 11/01/29 (c) 1,100 1,168,002

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Economic
Development Financing
Authority, UPMC (RB)
5.00%, 09/15/26 (c) $ 385 $ 405,222
Pennsylvania Economic
Development Financing
Authority, UPMC, Series A
(RB)
3.38%, 11/15/27 (c) 1,000 983,616
Pennsylvania Higher
Educational Facilities
Authority, Commonwealth of
Pennsylvania (RB)
5.00%, 05/01/26 (c) 125 130,021
Pennsylvania Higher
Educational Facilities
Authority, Commonwealth of
Pennsylvania, Series AT-1 (RB)
4.00%, 06/15/26 (c) 775 786,526
Pennsylvania Higher
Educational Facilities
Authority, Trustee of
University, Series A (RB)
4.00%, 08/15/26 (c) 1,000 1,026,737
Pennsylvania Higher
Educational Facilities
Authority, Trustee of
University, Series B (RB)
5.00%, 10/01/25 (c) 2,675 2,766,008
Pennsylvania Higher
Educational Facilities
Authority, University of
Pennsylvania Health System,
Series A (RB)
5.00%, 08/15/27 (c) 270 290,310
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series 119 (RB)
3.20%, 04/01/25 (c) 425 404,563
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series 121 (RB)
2.80%, 10/01/25 (c) 700 646,919
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series 122 (RB)
3.65%, 04/01/26 (c) 315 314,302
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series 123B (RB)
3.45%, 10/01/26 (c) 1,620 1,587,037
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series 124-B (RB)
3.20%, 10/01/26 (c) 300 288,236
Pennsylvania Turnpike
Commission (RB)
5.00%, 12/01/24 (c) 1,000 1,021,798
Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Turnpike
Commission, Motor License
(RB)
4.00%, 12/01/27 (c) $ 2,000 $ 2,020,039
Pennsylvania Turnpike
Commission, Series A (RB)
5.00%, 12/01/26 (c) 310 330,268
5.00%, 12/01/26 (c) 750 793,767
5.00%, 12/01/28 (c) 1,250 1,341,904
5.00%, 12/01/29 (c) 500 557,424
5.00%, 12/01/29 (c) 1,000 1,088,253
5.00%, 12/01/32 (c) 1,000 1,163,518
Pennsylvania Turnpike
Commission, Series B (RB)
5.00%, 12/01/25 (c) 1,010 1,051,670
5.00%, 06/01/26 (c) 2,650 2,745,522
5.00%, 06/01/31 (c) 700 792,429
Pennsylvania Turnpike
Commission, Series B (RB)
(AGM)
5.00%, 06/01/27 (c) 1,735 1,856,790
5.00%, 06/01/27 (c) 510 546,428
Philadelphia Authority for
Industrial Development,
Children's Hospital of
Philadelphia Project (RB)
4.00%, 07/01/27 (c) 1,355 1,372,215
Pittsburgh Water and Sewer
Authority, Series B (RB) (AGM)
5.00%, 09/01/31 1,460 1,688,372
5.00%, 09/01/32 2,000 2,335,309
5.00%, 09/01/33 2,000 2,355,506
School District of Philadelphia,
Series A (GO) (SAW)
5.00%, 09/01/28 (c) 660 717,266
School District of Philadelphia,
Series F (GO) (SAW)
5.00%, 09/01/26 (c) 485 502,795
5.00%, 09/01/26 (c) 1,570 1,602,375
5.00%, 09/01/26 (c) 1,000 1,022,070
Southeastern Pennsylvania
Transportation Authority,
Capital Grant (RB)
5.00%, 06/01/27 (c) 845 908,520
Sports and Exhibition Authority,
Regional Asset District (RB)
(AGM)
5.00%, 08/01/29 (c) 1,000 1,113,168
State Public School Building
Authority, School District of
Philadelphia Project, Series A
(RB) (AGM)
5.00%, 12/01/26 (c) 1,750 1,833,176
5.00%, 12/01/26 (c) 1,225 1,280,867
68,606,473

Par
(000’s) Value
Rhode Island : 0.3%
Rhode Island Health and
Educational Building Corp.,
Financing Program, Series F
(RB)
4.00%, 05/15/31 (c) $ 1,000 $ 1,008,642
Rhode Island Housing and
Mortgage Finance Corp.,
Series A (RB)
2.05%, 04/01/30 (c) 1,000 780,629
Rhode Island Housing and
Mortgage Finance Corp.,
Series A (RB) (AGM)
2.10%, 10/01/29 (c) 1,000 822,479
State of Rhode Island and
Providence Plantations,
Series B (GO)
5.00%, 08/01/27 (c) 250 271,353
State of Rhode Island, Series
A (GO)
5.00%, 08/01/32 (c) 2,000 2,258,409
5,141,512
South Carolina : 0.4%
Lancaster County School
District (GO)
3.25%, 03/01/27 (c) 325 322,592
Lexington County Health
Services District, Inc. (RB)
(AGM)
5.00%, 11/01/27 (c) 100 106,416
Piedmont Municipal Power
Agency, Series B (RB)
5.00%, 01/01/31 (c) 1,000 1,114,656
South Carolina Transportation
Infrastructure Bank, Series
A (RB)
5.00%, 10/01/27 (c) 1,000 1,061,040
South Carolina, Public Service
Authority, Series A (RB)
4.00%, 12/01/31 (c) 1,115 1,131,610
5.00%, 06/01/26 (c) 1,500 1,530,579
Town of Mount Pleasant, South
Carolina Water and Sewer
System, Series A (RB)
4.00%, 06/01/27 (c) 1,000 1,005,731
6,272,624
South Dakota : 0.0%
South Dakota Health and
Educational Facilities
Authority (RB)
5.00%, 09/01/27 (c) 255 268,965
5.00%, 09/01/27 (c) 100 105,494
374,459
Tennessee : 0.7%
Metropolitan Government
of Nashville and Davidson
County (GO)
4.00%, 07/01/26 (c) 545 556,361
4.00%, 07/01/26 (c) 580 591,065
Par
(000’s) Value
Tennessee (continued)
Shelby County, Public
Improvement, Series B (GO)
4.00%, 04/01/30 (c) $ 3,000 $ 3,186,935
4.00%, 04/01/30 (c) 1,000 1,059,126
4.00%, 04/01/30 (c) 1,000 1,053,266
Tennessee Corp. Gas Supply,
Series A (RB)
5.50%, 12/01/30 (c) (p) 2,000 2,122,557
Tennessee Energy Acquisition
Corp., Commodity Project,
Series A (RB)
5.00%, 11/01/31 (c) (p) 4,000 4,148,134
12,717,444
Texas : 8.5%
Aldine Independent School
District, Series A (GO)
4.00%, 02/15/27 (c) 675 687,721
4.00%, 02/15/27 (c) 910 927,805
Alvin Independent School
District, Unlimited Tax School
House (GO)
3.38%, 02/15/28 (c) 350 323,213
Arlington Independent School
District (GO)
4.00%, 02/15/29 (c) 500 520,049
4.00%, 02/15/29 (c) 1,000 1,046,061
Austin Independent School
District (GO)
5.00%, 02/01/33 (c) 1,500 1,743,669
Board of Regents of the
University of Texas System,
Series A (RB)
5.00%, 08/15/30 2,950 3,362,618
Board of Regents of the
University of Texas System,
Series A (RB) (AGM)
5.00%, 08/15/29 (c) 850 952,149
Board of Regents of the
University of Texas System,
Series B (RB)
5.00%, 08/15/29 2,040 2,292,456
City of Austin, Water and
Wastewater System (RB)
5.00%, 05/15/24 (c) 1,065 1,077,805
City of Dallas (GO)
5.00%, 02/15/25 (c) 1,055 1,082,791
City of Dallas, Series A (GO)
3.00%, 02/15/29 (c) 600 549,629
City of Dallas, Waterworks and
Sewer System, Series A (RB)
5.00%, 10/01/26 (c) 565 595,932
5.00%, 10/01/26 (c) 600 632,108
City of Dallas, Waterworks and
Sewer System, Series C (RB)
5.00%, 10/01/30 (c) 1,000 1,136,860
City of Denton, Utility System
(RB)
5.00%, 12/01/26 (c) 965 1,012,393

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
City of Houston, Airport
System, Series D (RB)
5.00%, 07/01/28 (c) $ 1,000 $ 1,073,782
City of Houston, Combined
Utility System, First Lien,
Series A (RB)
5.00%, 11/15/30 (c) 4,500 5,101,467
City of Houston, Combined
Utility System, First Lien,
Series C (RB)
4.00%, 11/15/30 (c) 1,500 1,542,541
City of Houston, Combined
Utility System, First Lien,
Series D (RB)
5.00%, 11/15/28 (c) 750 817,054
5.00%, 11/15/28 (c) 1,000 1,099,749
City of Houston, Public
Improvement, Series A (GO)
5.00%, 03/01/29 (c) 1,000 1,106,926
5.00%, 03/01/29 (c) 1,215 1,344,467
City of Houston, Series A (GO)
5.00%, 03/01/26 (c) 515 539,772
5.00%, 03/01/26 (c) 180 188,494
5.00%, 03/01/27 (c) 520 556,692
5.00%, 03/01/27 (c) 500 535,409
City of Lubbock, Texas Electric
Light and Power System (RB)
4.00%, 04/15/30 (c) 1,550 1,555,609
City of San Antonio, Electric and
Gas Systems (RB)
4.00%, 02/01/30 1,000 1,051,770
5.00%, 02/01/32 (c) 1,000 1,153,014
City of San Antonio, Electric and
Gas Systems, Series B (RB)
4.00%, 02/01/33 1,000 1,062,045
5.00%, 08/01/33 (c) 1,000 1,127,730
Conroe Independent School
District (GO)
5.00%, 02/15/25 (c) 1,430 1,465,865
Corpus Christi Independent
School District (GO)
4.00%, 08/15/28 (c) 320 333,221
County of Bexar, Alamo
Community College District
(GO)
4.00%, 08/15/30 (c) 1,000 1,065,056
County of Bexar, Hospital
District (GO)
4.00%, 02/15/26 (c) 115 116,832
5.00%, 02/15/26 (c) 1,315 1,368,534
County of Collin, Community
College District (GO)
3.25%, 08/15/27 (c) 500 502,506
4.00%, 08/15/27 (c) 925 955,970
County of El Paso, Hospital
District (GO)
4.00%, 08/15/27 (c) 250 241,963
Par
(000’s) Value
Texas (continued)
County of Harris, Cultural
Education Facilities Finance
Corp., TECO Project (RB)
4.00%, 11/15/27 (c) $ 950 $ 966,514
5.00%, 11/15/27 (c) 850 916,989
County of Harris, Flood Control
District, Series A (GO)
5.00%, 10/01/25 (c) 480 498,265
County of Harris, Flood Control
District, Series A (RB)
4.00%, 10/01/27 (c) 2,855 2,881,754
4.00%, 10/01/27 (c) 1,000 1,003,567
County of Harris, Toll Road,
First Lien (RB)
4.00%, 08/15/30 (c) 1,100 1,123,984
County of Harris, Toll Road,
Senior Lien, Series A (RB)
5.00%, 08/15/26 (c) 675 711,426
County of Harris, Unlimited Tax
Road, Series A (GO)
5.00%, 10/01/25 (c) 2,645 2,729,397
Cypress-Fairbanks Independent
School District (GO)
4.00%, 02/15/25 (c) 1,735 1,747,956
4.00%, 02/15/30 (c) 1,275 1,297,150
Cypress-Fairbanks Independent
School District, Series A (GO)
3.00%, 02/15/31 (c) 500 480,757
4.00%, 02/15/31 (c) 1,500 1,543,023
5.00%, 02/15/29 (c) 1,805 2,013,906
Dallas Area Rapid Transit,
Senior Lien (RB)
5.00%, 12/01/29 (c) 1,835 2,046,308
Dallas Fort Worth International
Airport (RB)
4.12%, 11/01/23 (c) 1,150 1,141,661
Dallas Independent School
District (GO)
4.00%, 02/15/30 (c) 1,000 1,071,037
5.00%, 02/15/32 (c) 1,500 1,670,138
5.00%, 02/15/32 (c) 1,000 1,145,953
5.00%, 02/15/32 (c) 1,000 1,157,482
Eagle Mountain and Saginaw
Independent School District
(GO)
4.00%, 02/15/26 (c) 335 341,487
Fort Bend Independent School
District (GO)
5.00%, 08/15/27 (c) 2,000 2,160,754
5.00%, 08/15/27 (c) 645 697,768
Frisco Independent School
District (GO)
4.00%, 08/15/30 (c) 1,345 1,392,957
4.00%, 08/15/30 (c) 1,350 1,430,724
5.00%, 02/15/29 (c) 2,000 2,181,818
Grand Parkway Transportation
Corp., First Tier Toll, Series
C (RB)
4.00%, 04/01/30 (c) 1,500 1,501,557

Par
(000’s) Value
Texas (continued)
Houston Independent School
District, Limited Tax School
House (GO)
5.00%, 02/15/27 (c) $ 750 $ 804,977
5.00%, 02/15/27 (c) 540 577,878
Houston Independent School
District, Maintenance Tax
Notes (GO)
5.00%, 07/15/28 (c) 605 666,849
Katy Independent School
District, Fort Bend, Harris and
Waller Counties (GO)
5.00%, 02/15/27 (c) 2,510 2,640,554
Lone Star College System (GO)
4.00%, 02/15/26 (c) 1,500 1,531,228
5.00%, 02/15/26 (c) 400 416,284
Lower Colorado River Authority
(RB) (AGM)
5.00%, 05/15/31 (c) 1,000 1,148,886
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project (RB)
5.00%, 05/15/30 (c) 1,250 1,365,170
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project, Series
A (RB) (AGM)
5.00%, 05/15/33 (c) 1,000 1,144,726
North Texas Municipal Water
District, Water System (RB)
5.00%, 09/01/26 (c) 715 747,380
North Texas Tollway Authority
System, Series B (RB)
4.00%, 01/01/31 (c) 1,975 2,065,407
4.00%, 01/01/31 (c) 2,250 2,269,383
4.00%, 01/01/31 (c) 2,000 2,062,122
5.00%, 01/01/24 (c) 3,500 3,524,804
5.00%, 01/01/24 (c) 3,325 3,348,111
5.00%, 01/01/27 (c) 1,000 1,036,541
North Texas Tollway Authority,
First Tier, Series A (RB)
4.12%, 01/01/32 (c) 2,000 1,994,248
5.00%, 01/01/26 (c) 425 445,138
5.00%, 01/01/26 (c) 500 521,916
5.00%, 01/01/26 (c) 1,675 1,753,054
5.00%, 01/01/26 (c) 1,195 1,251,624
North Texas Tollway Authority,
Second Tier, Series B (RB)
(AGM)
4.00%, 01/01/27 (c) 450 455,796
Northside Independent School
District, Unlimited Tax (GO)
5.00%, 08/15/27 (c) 880 952,789
Pflugerville Independent School
District, Unlimited Tax, Series
A (GO)
5.00%, 02/15/32 (c) 1,000 1,136,589
Par
(000’s) Value
Texas (continued)
Plano Independent School
District, Unlimited Tax (GO)
5.00%, 08/15/32 (c) $ 1,000 $ 1,155,100
5.00%, 08/15/32 (c) 1,000 1,166,425
Port of Houston Authority of
Harris County, Series A-2 (GO)
5.00%, 10/01/30 (c) 1,000 1,136,446
San Antonio Independent
School District, Unlimited Tax
School Building (GO)
4.00%, 08/15/28 (c) 500 518,829
San Antonio Water System,
Junior Lien, Series A (RB)
4.00%, 05/15/31 (c) 1,150 1,155,324
State of Texas, Transportation
Commission, Highway
Improvement, Series A (GO)
5.00%, 04/01/26 (c) 500 526,941
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/29 2,250 2,313,870
5.00%, 12/15/31 1,475 1,528,355
5.00%, 12/15/32 1,000 1,038,616
Texas Private Activity Bond
Surface Transportation Corp.,
LBJ Infrastructure Group LLC
I-635 Managed Lanes Project,
Series A (RB)
4.00%, 12/31/30 (c) 1,390 1,349,238
4.00%, 12/31/30 (c) 1,150 1,098,952
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
Project, Series A (RB)
4.00%, 12/31/29 (c) 1,000 993,231
Texas Transportation
Commission, Central Texas
Turnpike System, Series C
(RB)
5.00%, 08/15/24 (c) 1,570 1,588,576
Texas Transportation
Commission, Highway
Improvement, Series A (GO)
5.00%, 04/01/26 (c) 1,000 1,040,309
Texas Water Development
Board (RB)
3.00%, 10/15/30 (c) 500 484,780
3.00%, 10/15/30 (c) 950 887,484
3.00%, 10/15/30 (c) 750 716,120
4.00%, 10/15/30 (c) 2,000 2,134,218
Texas Water Development
Board, Series A (RB)
4.00%, 10/15/25 (c) 1,000 1,008,328
4.00%, 10/15/27 (c) 1,000 1,024,011
4.00%, 10/15/27 (c) 400 411,079
4.00%, 10/15/27 (c) 2,000 2,026,725
4.00%, 04/15/28 (c) 600 622,162
5.00%, 10/15/27 (c) 200 216,469

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
5.00%, 10/15/27 (c) $ 250 $ 270,482
Texas Water Development
Board, Series B (RB)
4.00%, 10/15/28 (c) 3,000 3,054,488
4.00%, 10/15/28 (c) 1,000 1,036,504
5.00%, 10/15/28 (c) 1,500 1,649,635
Texas Water Development
Board, Series D (RB)
3.00%, 10/15/30 (c) 500 457,561
Tomball Independent School
District, Unlimited Tax (GO)
5.00%, 02/15/33 (c) 1,000 1,135,892
5.00%, 02/15/33 (c) 1,100 1,262,433
Trinity River Authority, Regional
Wastewater System (RB)
5.00%, 08/01/27 (c) 670 720,478
University of Houston, Board of
Regents, Series A (RB)
5.00%, 02/15/32 (c) 1,500 1,721,559
University of Texas, Board of
Regents, Series A (RB)
5.00%, 07/01/33 (c) 1,000 1,130,600
5.00%, 08/15/32 (c) 2,000 2,338,182
154,484,915
Utah : 0.5%
Central Utah Water
Conservancy District, Series
B (RB)
4.00%, 10/01/27 (c) 395 406,001
Intermountain Power Agency,
Utah Power Supply, Series
A (RB)
4.00%, 07/01/31 (c) 2,000 2,067,886
State of Utah, Series B (GO)
5.00%, 01/01/29 (c) 1,275 1,426,811
University of Utah, Series A (RB)
5.00%, 08/01/27 (c) 365 392,592
University of Utah, Series B (RB)
5.00%, 08/01/32 (c) 2,220 2,510,758
Utah Transit Authority,
Subordinated Sales Tax (RB)
4.00%, 06/15/26 (c) 850 868,581
4.00%, 06/15/26 (c) 2,000 2,041,468
9,714,097
Vermont : 0.1%
Vermont Educational & Health
Buildings Financing Agency,
Series A (RB)
5.00%, 06/01/26 (c) 1,000 1,042,632
Underline
Virginia : 1.7%
Arlington County, Public
Improvement (GO)
5.00%, 06/15/32 (c) 2,000 2,377,551
City of Richmond, Public Utility,
Series A (RB)
5.00%, 01/15/26 (c) 1,520 1,588,891
Par
(000’s) Value
Virginia (continued)
County of Fairfax, Public
Improvement, Series A (GO)
2.00%, 04/01/31 (c) $ 375 $ 318,223
County of Fairfax, Public
Improvement, Series A (GO)
(SAW)
4.00%, 04/01/32 (c) 1,000 1,071,657
4.00%, 04/01/32 (c) 1,000 1,056,844
5.00%, 04/01/28 (c) 750 827,764
5.00%, 04/01/29 (c) 1,755 1,969,717
County of Loudoun, Economic
Development Authority,
Public Facility, Series A (RB)
3.00%, 12/01/29 (c) 1,500 1,357,713
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series A (RB)
3.00%, 02/01/31 (c) 2,750 2,554,555
4.00%, 02/01/26 (c) 2,000 2,055,612
4.00%, 02/01/30 (c) 1,500 1,551,261
5.00%, 02/01/30 (c) 1,950 2,180,113
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series E (RB)
5.00%, 02/01/28 (c) 2,180 2,380,073
5.00%, 02/01/28 (c) 880 962,104
Virginia College Building
Authority, Virginia
Educational Facilities, Series
A (RB)
3.00%, 02/01/31 (c) 1,250 1,081,663
Virginia Commonwealth
Transportation Board (RB)
4.00%, 05/15/26 (c) 500 510,010
Virginia Commonwealth
Transportation Board, Series
A (RB)
5.00%, 11/15/27 (c) 800 868,788
Virginia Public Building
Authority, Series A (RB)
3.00%, 08/01/26 (c) 695 681,172
3.12%, 08/01/28 (c) 1,050 1,035,270
5.00%, 08/01/30 (c) 1,000 1,148,164
Virginia Public Building
Authority, Series A-2 (RB)
4.00%, 08/01/31 (c) 1,000 1,056,885
4.00%, 08/01/31 (c) 1,000 1,033,105
Virginia State, Public Building
Authority, Series A (RB)
4.00%, 08/01/27 (c) 185 193,270
29,860,405

Par
(000’s) Value
Washington : 3.9%
City of Seattle, Municipal Light
and Power Improvement,
Series A (RB)
4.00%, 07/01/31 (c) $ 1,000 $ 1,024,608
County of King, Limited Tax
(GO)
4.00%, 07/01/27 (c) 2,110 2,191,411
County of King, Limited Tax
(GO) (SAW)
5.00%, 01/01/29 (c) 1,000 1,117,200
Energy Northwest, Colombia
Generating Station Electric,
Series A (RB)
5.00%, 07/01/27 (c) 400 430,558
5.00%, 07/01/28 (c) 695 762,864
5.00%, 07/01/30 (c) 1,930 2,206,359
5.00%, 07/01/33 (c) 2,000 2,357,988
5.00%, 07/01/33 (c) 1,000 1,164,978
Energy Northwest, Colombia
Generating Station Electric,
Series A (RB) (AGM)
5.00%, 07/01/29 (c) 500 546,010
5.00%, 07/01/29 (c) 1,000 1,104,308
5.00%, 07/01/30 (c) 1,415 1,585,045
Energy Northwest, Colombia
Generating Station Electric,
Series C (RB)
5.00%, 07/01/25 (c) 1,250 1,290,171
5.00%, 07/01/28 (c) 1,000 1,095,307
Everett Housing Authority,
Hunting Park Apartments
Project (RB)
4.00%, 07/01/30 (c) 1,545 1,467,155
King County School District No.
210 Federal Way (GO) (SBG)
4.00%, 12/01/27 (c) 880 909,455
King County School District No.
401 Highline (GO) (SBG)
3.12%, 12/01/26 (c) 690 688,068
5.00%, 12/01/26 (c) 700 743,692
King County School District No.
411 Issaquah (GO) (SBG)
4.00%, 06/01/26 (c) 635 649,562
King County School District No.
414 Lake Washington (GO)
(SBG)
5.00%, 06/01/27 (c) 1,335 1,435,378
King County, Washington
Sewer, Series B (RB)
4.00%, 07/01/24 (c) 1,000 1,002,035
Kitsap County School District
No. 401 Central Kitsap (GO)
(SBG)
4.00%, 06/01/26 (c) 1,250 1,276,271
4.00%, 06/01/26 (c) 1,425 1,457,133
4.00%, 06/01/26 (c) 1,000 1,016,252
Pierce County School District
No. 403 Bethel (GO) (SBG)
5.00%, 06/01/29 (c) 500 558,790
Par
(000’s) Value
Washington (continued)
Puyallup School District No. 3
(GO) (SBG)
5.00%, 06/01/27 (c) $ 970 $ 1,038,932
State of Washington, Motor
Vehicle Fuel Tax, Series R-A
(GO)
5.00%, 08/01/26 (c) 825 869,586
State of Washington, Motor
Vehicle Fuel Tax, Series R-A
(GO) (SBG)
5.00%, 06/01/30 (c) 1,000 1,146,521
State of Washington, Motor
Vehicle Fuel Tax, Series R-D
(GO)
4.00%, 08/08/23 (c) 1,000 1,000,094
State of Washington, Series A
(GO)
5.00%, 08/01/26 (c) 755 794,696
State of Washington, Series C
(GO)
5.00%, 08/01/27 (c) 880 945,527
State of Washington, Series D
(GO)
5.00%, 08/01/27 (c) 880 947,934
State of Washington, Various
Purpose, Series A (GO)
5.00%, 08/01/26 (c) 580 611,005
5.00%, 08/01/27 (c) 500 537,231
5.00%, 08/01/27 (c) 500 536,257
State of Washington, Various
Purpose, Series C (GO)
5.00%, 02/01/31 (c) 2,175 2,485,790
State of Washington, Various
Purpose, Series D (GO)
5.00%, 02/01/27 (c) 735 768,694
State of Washington, Various
Purpose, Series R-C (GO)
5.00%, 08/01/27 (c) 420 452,423
5.00%, 08/01/27 (c) 880 943,811
Washington Health Care
Facilities Authority, Multicare
Health System, Series B (RB)
5.00%, 02/15/28 (c) 1,815 1,864,936
5.00%, 02/15/28 (c) 2,000 2,044,338
Washington Health Care
Facilities Authority,
Providence St. Joseph Health,
Series A (RB)
4.00%, 08/31/23 (c) 1,820 1,786,461
Washington Health Care
Facilities Authority,
Providence St. Joseph Health,
Series B (RB)
4.00%, 10/01/30 (p) 1,595 1,600,329
5.00%, 10/01/28 (c) 225 237,302
5.00%, 10/01/28 (c) 250 265,194

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Washington (continued)
Washington Health Care
Facilities Authority, Virginia
Mason Medical Center (RB)
5.00%, 08/15/27 (c) $ 760 $ 786,433
Washington State Housing
Finance Commission, Series
A (RB)
3.50%, 12/20/35 1,675 1,548,854
Washington State, Motor
Vehicle Fuel Tax, Series A
(GO)
5.00%, 06/01/30 (c) 1,050 1,177,668
Washington State, Motor
Vehicle Fuel Tax, Series F (GO)
5.00%, 06/01/31 (c) 2,000 2,227,519
Washington State, Shoreline
School District No. 412 (GO)
(SBG)
4.00%, 12/01/28 (c) 1,000 1,012,399
Washington State, Various
Purpose, Series A (GO)
5.00%, 08/01/30 (c) 1,000 1,107,077
5.00%, 08/01/31 (c) 1,250 1,407,522
5.00%, 08/01/33 (c) 2,000 2,292,071
Washington State, Various
Purpose, Series A-1 (GO)
5.00%, 08/01/23 (c) 1,500 1,500,000
5.00%, 08/01/24 (c) 1,500 1,522,871
Washington State, Various
Purpose, Series C (GO)
5.00%, 01/01/25 (c) 1,575 1,613,236
5.00%, 02/01/28 (c) 1,145 1,224,489
5.00%, 02/01/28 (c) 1,000 1,087,145
5.00%, 02/01/29 (c) 1,080 1,168,426
5.00%, 02/01/30 (c) 1,000 1,119,201
69,752,570
West Virginia : 0.3%
State of West Virginia, Series
A (GO)
5.00%, 06/01/29 (c) 500 553,213
5.00%, 06/01/29 (c) 1,000 1,126,404
State of West Virginia, Series
B (GO)
5.00%, 06/01/28 (c) 675 741,818
West Virginia Hospital Finance
Authority, Huntington
Hospital, Series A (RB)
4.00%, 01/01/29 (c) 1,430 1,312,585
West Virginia, Parkways
Authority, Senior Lien
Turnpike Toll (RB)
5.00%, 06/01/31 (c) 1,320 1,493,500
5,227,520
Wisconsin : 1.0%
Middleton-Cross Plains Area
School District, Series A (GO)
3.25%, 03/01/27 (c) 350 343,568
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority,
Providence St. Joseph Health,
Series C (RB)
4.00%, 10/01/30 (p) $ 1,335 $ 1,340,288
State of Wisconsin (GO)
5.00%, 05/01/27 (c) 450 485,896
State of Wisconsin, Series A
(GO)
4.00%, 05/01/28 (c) 1,655 1,673,825
5.00%, 05/01/25 (c) 2,000 2,058,731
5.00%, 05/01/25 (c) 890 916,135
5.00%, 05/01/32 (c) 1,000 1,154,119
5.00%, 05/01/32 (c) 1,000 1,164,674
Wisconsin Department of
Transportation (RB)
5.00%, 07/01/27 (c) 115 122,868
Wisconsin Department of
Transportation, Series A (RB)
5.00%, 07/01/24 (c) 510 517,437
5.00%, 07/01/24 (c) 940 953,709
Wisconsin Health and
Educational Facilities
Authority, Ascension Senior
Credit Group, Series A (RB)
4.00%, 05/15/26 (c) 1,875 1,844,794
4.00%, 05/15/26 (c) 1,500 1,512,941
5.00%, 05/15/26 (c) 100 104,719
Wisconsin Health and
Educational Facilities
Authority, Children's Hospital
of Wisconsin, Inc. (RB)
4.00%, 08/15/27 (c) 500 509,317
Wisconsin Health and
Educational Facilities
Authority, Froedtert Health,
Inc., Series A (RB)
5.00%, 04/01/27 (c) 125 132,168
Wisconsin Health and
Educational Facilities
Authority, Prohealth Care,
Inc. (RB)
5.00%, 08/15/24 (c) 2,500 2,543,917
17,379,106
Wyoming : 0.2%
County of Campbell, Wyoming
Solid Waste Facilities, Series A
(RB) (SBG)
3.62%, 05/15/29 (c) 4,500 4,069,742
Underline
Total Municipal Bonds: 98.9%
(Cost: $1,866,190,506) 1,787,507,122
Other assets less liabilities: 1.1% 20,621,896
NET ASSETS: 100.0% $ 1,808,129,018

FootnoteRuleAboveBlank
Footnotes:
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
TA Tax Allocation
(c) Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is when the security may be redeemed by the investor
^ Zero Coupon Bond
Summary of Investments by Sector
% of
Investments Value
State GO 17.7% $ 316,207,552
Local GO 15.9 284,294,490
Tax 14.3 255,927,390
Water & Sewer 7.8 140,119,452
Hospitals 6.5 116,145,236
Transportation 5.9 105,624,462
Toll & Turnpike 5.8 104,149,369
Education 5.5 98,665,715
Power 5.2 93,058,024
Leasing COPS & Appropriations 4.4 78,944,258
Utilities - Other 3.5 61,834,073
Airport 2.1 37,829,976
Misc 1.8 31,786,584
Multi-Family Housing 1.1 18,586,946
Single Family Housing 0.7 12,845,663
Industrial Development Revenue 0.7 11,616,543
Tobacco 0.6 10,066,187
Pollution Control 0.3 5,561,171
Health 0.2 3,619,686
Local 0.0 624,345
100.0% $ 1,787,507,122